                                             Registration No. 2-29240

                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549
                                      FORM N-4

                    REGISTRATION STATEMENT UNDER THE SECURITIES
                                     ACT OF 1933                         /    /

                             Pre-Effective Amendment No.                 /    /

                           Post-Effective Amendment No. 56               / X  /
                                                        --
                                       and/or

                    REGISTRATION STATEMENT UNDER THE INVESTMENT
                                 COMPANY ACT OF 1940                     /    /

                                   Amendment No. 21                      / X  /
                                                 --
                         (Check appropriate box or boxes.)

                           NML VARIABLE ANNUITY ACCOUNT B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                              (Name of Depositor)

          720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN        53202
--------------------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices)   (Zip Code)

         Depositor's Telephone Number, including Area Code 414-271-1444
                                                          ----------------------
    JOHN M. BREMER, Executive Vice President, General Counsel and Secretary
              720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN  53202
--------------------------------------------------------------------------------
                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

          immediately upon filing pursuant to paragraph (b) of Rule 485
-------
  X       on April 30, 1998 pursuant to paragraph (b) of Rule 485
-------
          60 days after filing pursuant to paragraph (a)(1) of Rule 485
-------
          on (DATE) pursuant to paragraph (a)(1) of Rule 485
-------
          this post-effective amendment designates a new effective date for a
-------   previously filed post-effective amendment.

                           NML VARIABLE ANNUITY ACCOUNT B
--------------------------------------------------------------------------------
                               CROSS-REFERENCE SHEET

N-4, Part A                           Heading in
Item                                  Prospectus
-----------                           ----------

   1 . . . . . . . . . . . . . . . . .Cover Page
   2 . . . . . . . . . . . . . . . . . Index of Special Terms
   3 . . . . . . . . . . . . . . . . .Expense Table
   4 . . . . . . . . . . . . . . . . .Accumulation Unit Values, Performance
                                      Data, Financial Statements
   5 . . . . . . . . . . . . . . . . .The Company, NML Variable Annuity
                                      Account B, The Fund, Voting Rights
   6 . . . . . . . . . . . . . . . . .Deductions, Distribution of the
                                      Contracts
   7 . . . . . . . . . . . . . . . . .The Contracts, Owners of the Contracts,
                                      Application of Purchase Payments,
                                      Transfers Between Divisions and Payment
                                      Plans, Substitution and Change
   8 . . . . . . . . . . . . . . . . .Variable Payment Plans, Description of
                                      Payment Plans, Amount of Annuity
                                      Payments, Maturity Benefit, Assumed
                                      Investment Rate, Transfers Between
                                      Divisions and Payment Plans
   9 . . . . . . . . . . . . . . . . .Death Benefit
   10. . . . . . . . . . . . . . . . .Amount and Frequency, Application of
                                      Purchase Payments, Net Investment
                                      Factor, Distribution of the Contracts
   11. . . . . . . . . . . . . . . . .Withdrawal Amount, Deferment of Benefit
                                      Payments, Right to Examine Contract
   12. . . . . . . . . . . . . . . . .Federal Income Taxes
   13. . . . . . . . . . . . . . . . .Not Applicable
   14. . . . . . . . . . . . . . . . .Table of Contents for Statement of
                                      Additional Information

--------------------------------------------------------------------------------


N-4, Part B                           Heading in Statement
Item                                  of Additional Information
-----------                           -------------------------
   15. . . . . . . . . . . . . . . . .Cover Page
   16. . . . . . . . . . . . . . . . .Table of Contents
   17. . . . . . . . . . . . . . . . .Not Applicable
   18. . . . . . . . . . . . . . . . .Experts
   19. . . . . . . . . . . . . . . . .Not Applicable
   20. . . . . . . . . . . . . . . . .Distribution of the Contracts
   21. . . . . . . . . . . . . . . . .Performance Data
   22. . . . . . . . . . . . . . . . .Determination of Annuity Payments
   23. . . . . . . . . . . . . . . . .Financial Statements

April 30, 1998



NORTHWESTERN
MUTUAL LIFE-Registered Trademark-

The Quiet Company-Registered Trademark-




                            NML VARIABLE ANNUITY ACCOUNT B

                              Nontax - Qualified Annuities
                              Individual Retirement Annuities
                              Roth IRAs
                              Simplified Employee Pension Plan IRAs
                              SIMPLE IRAs
                              Tax Deferred Annuities
                              457 Deferred Compensation Plan Annuities







                                                  (PHOTO)



                                      PROSPECTUS




Northwestern Mutual
Series Fund, Inc.

The Northwestern Mutual
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(414) 271-1444

CONTENTS

                                                                       PAGE
                                                                       ----
PROFILE
PROSPECTUS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1
   NML Variable Annuity Account B. . . . . . . . . . . . . . . . . . . .1
INDEX OF SPECIAL TERMS . . . . . . . . . . . . . . . . . . . . . . . . .2
EXPENSE TABLE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2
ACCUMULATION UNIT VALUES . . . . . . . . . . . . . . . . . . . . . . . .4
THE COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7
NML VARIABLE ANNUITY
   ACCOUNT B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7
THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7
THE CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .8
   Purchase Payments Under the Contracts . . . . . . . . . . . . . . . .8
     Amount and Frequency. . . . . . . . . . . . . . . . . . . . . . . .8
     Application of Purchase Payments. . . . . . . . . . . . . . . . . .8
   Net Investment Factor . . . . . . . . . . . . . . . . . . . . . . . .8
   Benefits Provided Under the Contracts . . . . . . . . . . . . . . . .9
      Withdrawal Amount. . . . . . . . . . . . . . . . . . . . . . . . .9
      Death Benefit. . . . . . . . . . . . . . . . . . . . . . . . . . .9
      Maturity Benefit . . . . . . . . . . . . . . . . . . . . . . . . .9
     Variable Payment Plans. . . . . . . . . . . . . . . . . . . . . . .9
      Description of Payment Plans . . . . . . . . . . . . . . . . . . 10
      Amount of Annuity Payments . . . . . . . . . . . . . . . . . . . 10
Assumed Investment Rate. . . . . . . . . . . . . . . . . . . . . . . . 10
     Additional Information. . . . . . . . . . . . . . . . . . . . . . 10
      Transfers Between Divisions and
        Payment Plans. . . . . . . . . . . . . . . . . . . . . . . . . 10
      Owners of the Contracts. . . . . . . . . . . . . . . . . . . . . 11
Special Contract for Employers . . . . . . . . . . . . . . . . . . . . 11
Disability Provision . . . . . . . . . . . . . . . . . . . . . . . . . 11
     Deferment of Benefit Payments . . . . . . . . . . . . . . . . . . 11
     Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
     Voting Rights . . . . . . . . . . . . . . . . . . . . . . . . . . 12
     Substitution and Change . . . . . . . . . . . . . . . . . . . . . 12
     Fixed Annuity Payment Plans . . . . . . . . . . . . . . . . . . . 12
     Performance Data. . . . . . . . . . . . . . . . . . . . . . . . . 12
     Financial Statements. . . . . . . . . . . . . . . . . . . . . . . 13
THE GUARANTEED INTEREST FUND . . . . . . . . . . . . . . . . . . . . . 13
FEDERAL INCOME TAXES . . . . . . . . . . . . . . . . . . . . . . . . . 14
   Qualified and Nontax-Qualified Plans. . . . . . . . . . . . . . . . 14
   Taxation of Contract Benefits . . . . . . . . . . . . . . . . . . . 14
   Taxation of Northwestern Mutual Life. . . . . . . . . . . . . . . . 15
   Other Considerations. . . . . . . . . . . . . . . . . . . . . . . . 15
DEDUCTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
  Contracts Issued Prior to
    March 31, 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . 17
  Contracts Issued Prior to
    December 17, 1981. . . . . . . . . . . . . . . . . . . . . . . . . 17
  Certain Nontax-Qualified Contracts . . . . . . . . . . . . . . . . . 18
  Reduced Charges for Exchange
    Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . 18
DISTRIBUTION OF THE CONTRACTS. . . . . . . . . . . . . . . . . . . . . 18




THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON THE PAGE FOLLOWING PAGE 18 OF THIS PROSPECTUS.

NORTHWESTERN                          The Northwestern Mutual Life Insurance Company     April 30, 1998
MUTUAL LIFE-Registered Trademark-     NML Variable Annuity Account B



PROFILE OF THE VARIABLE ANNUITY CONTRACT

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD CONSIDER AND KNOW BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.


1. THE ANNUITY CONTRACT The Contract provides a means for you, the owner, to invest on a tax-deferred basis in your choice of nine investment portfolios. The Contract also allows investment on a fixed basis in a guaranteed account.

The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement.

The nine investment portfolios are listed in Section 4 below. These portfolios bear varying amounts of investment risk. Those with more risk are designed to produce a better long-term return than those with less risk. But this is not guaranteed. You can also lose your money.

The amounts invested on a fixed basis earn interest at a rate set once each year. Both interest and principal are guaranteed by Northwestern Mutual Life.

You may invest in any or all of the nine investment portfolios. You may move money among these portfolios without charge up to 12 times per year. After that, a charge of $25 may apply. Transfers of amounts invested on a fixed basis are subject to restrictions.

During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving annuity payments from your Contract, usually at retirement. Monthly annuity payments begin on the date you select.

The amount you accumulate in your Contract, including the results of investment performance, will determine the amount of your monthly annuity payments.

2. ANNUITY PAYMENTS If you decide to begin receiving monthly annuity payments from your Contract, you may choose one of three payment plans: (1) monthly payments for a specified period of five to thirty years, as you select; (2) monthly payments for your life (assuming you are the annuitant), and you may choose to have payments continue to your beneficiary for the balance of ten or twenty years if you die sooner; or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. After you begin receiving monthly annuity payments you cannot change your selection if the payments depend on your life or the life of another.

These payment plans are available to you on a variable or fixed basis. Variable means that the amount accumulated in your Contract will continue to be invested in one or more of the nine investment portfolios as you choose. Your monthly annuity payments will vary up or down to reflect continuing investment performance. Or you may choose a fixed annuity payment plan which guarantees the amount you will receive each month.

3. PURCHASE You may make purchase payments of $25 or more as you accumulate funds in your Contract. The minimum initial purchase payment is $100, or $25 for Contracts used with some tax-qualified retirement plans. We offer Front Load and Back Load Contracts, as briefly described in Section 5. For the Front Load Contract the minimum initial purchase payment is $10,000. Your Northwestern Mutual Life agent will help you complete a Contract application form.

4. INVESTMENT CHOICES You may invest in any or all of the following investment portfolios, which are described in the attached prospectus for Northwestern Mutual Series Fund, Inc.:

     1.   Aggressive Growth Stock Portfolio
     2.   International Equity Portfolio
     3.   Growth Stock Portfolio
     4.   Growth and Income Stock Portfolio
     5.   Index 500 Stock Portfolio
     6.   Balanced Portfolio
     7.   High Yield Bond Portfolio
     8.   Select Bond Portfolio
     9.   Money Market Portfolio


You may also invest all or part of your funds on a fixed basis (the Guaranteed Interest Fund).



                                      PROFILE-I

5. EXPENSES The Contract has insurance and investment features, and there are costs related to them. For the Front Load Contract we deduct a sales load of 4% from your purchase payments. The percentage is lower when cumulative purchase payments exceed $100,000. For the Back Load Contract there is no sales load deducted from purchase payments but a withdrawal charge of 0% to 8% applies, depending on the length of time the money you withdraw has been in the Contract and the size of your Contract.

Each year we deduct a $30 Contract fee. Currently this fee is waived if the value of your Contract is $50,000 or more.

We also deduct mortality and expense risk charges for the guarantees associated with your Contract. These charges are at the annual rate of .40% for the Front Load Contract and 1.25% for the Back Load Contract.


The portfolios also bear investment charges that range from an annual rate of
 .21% to .77% of the average daily value of the portfolio, depending on the investment portfolio you select.



The following charts are designed to help you understand the charges for the Front Load and Back Load Contracts. The first three columns show the annual expenses as a percentage of assets including the risk charges, the portfolio charges and the total charges. The last two columns show you examples of the charges, in dollars, you would pay. The examples reflect the impact of the asset based charges, any sales loads or withdrawals that would apply, and the $30 Contract fee (expressed as a percentage of assets). The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money at the end of year one, and at the end of year ten. Both of these examples, for both Contracts, reflect aggregate charges on a cumulative basis to the end of the 1 or 10-year period.



For more detailed information, see the Expense Table which begins on page 2 of the attached prospectus for the Contracts.



                                       EXPENSES
--------------------------------------------------------------------------------
FRONT LOAD CONTRACT           ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS



                                                                           EXAMPLES: *
                              Charges for                                  Total Expenses At End of
Portfolio                     Mortality &     Portfolio     Total
                              Expense Risks   Expenses      Expenses       1 Year         10 Years
---------------------------------------------------------------------------------------------------
Aggressive Growth Stock         .40%            .53%          .93%           $49            $150
International Equity            .40             .77          1.17            $51            $176
Growth Stock                    .40             .49           .89            $49            $145
Growth and Income Stock         .40             .60          1.00            $50            $158
Index 500 Stock                 .40             .21           .61            $46            $113
Balanced                        .40             .30           .70            $47            $124
High Yield Bond                 .40             .55           .95            $49            $152
Select Bond                     .40             .30           .70            $47            $124
Money Market                    .40             .30           .70            $47            $124



   NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT LOAD CONTRACT IS $10,000. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 10 TO FIND THE EXPENSES FOR A FRONT LOAD CONTRACT OF MINIMUM SIZE.



--------------------------------------------------------------------------------
BACK LOAD CONTRACT            ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS



                                                                           EXAMPLES: **
                              Charges for                                  Total Expenses At End of
Portfolio                     Mortality &     Portfolio     Total
                              Expense Risks   Expenses      Expenses       1 Year         10 Years
---------------------------------------------------------------------------------------------------

Aggressive Growth Stock         1.25%           .53%          1.78%          $ 98            $228
International Equity            1.25            .77           2.02           $101            $253
Growth Stock                    1.25            .49           1.74           $ 98            $224
Growth and Income Stock         1.25            .60           1.85           $ 99            $236
Index 500 Stock                 1.25            .21           1.46           $ 95            $194
Balanced                        1.25            .30           1.55           $ 96            $204
High Yield Bond                 1.25            .55           1.80           $ 98            $231
Select Bond                     1.25            .30           1.55           $ 96            $204
Money Market                    1.25            .30           1.55           $ 96            $204




* THE $30 CONTRACT FEE IS ASSUMED NOT TO APPLY BASED ON AN AVERAGE CONTRACT SIZE OF $55,000.
** THE $30 CONTRACT FEE IS REFLECTED AS 0.20% OF THE ASSETS BASED ON AN AVERAGE
   CONTRACT SIZE OF $15,000.



                                      PROFILE-II

6. TAXES Earnings on your Contract are not taxed as they accrue. If the Contract is purchased as an individual retirement annuity (IRA), tax deferred annuity (TDA) or in other situations where purchase payments are excluded from income, the entire amount of monthly annuity payments, and any withdrawals, will generally be taxed as income. If the Contract is purchased as a ROTH IRA, purchase payments are not excluded from income and certain distributions after 5 years will be tax-free. Finally, if the Contract is purchased as a nonqualified annuity, purchase payments are not excluded from income and amounts withdrawn prior to the income phase will be taxed as income to the extent of earnings. During the income phase, monthly annuity payments will be considered partly a return of your investment which is not taxed and partly a distribution of earnings which is taxed as income. In all cases, a 10% federal penalty tax may apply if you make taxable withdrawals from the Contract before you reach age 59 1/2.


7. ACCESS TO YOUR MONEY You may take money out of your Contract at any time before monthly annuity payments begin. For the Front Load Contract there is no charge for withdrawals. For the Back Load Contract there is a withdrawal charge of 8% or less, depending on how much money has been paid into the Contract and how long it has been held there. Each purchase payment has its own withdrawal charge period. When you make a withdrawal, we use the oldest amounts first when the charge is calculated. After the first year, part of any investment earnings may be withdrawn without a withdrawal charge. For both Front Load and Back Load Contracts, you may also have to pay income tax and a tax penalty on amounts you take out.


8. PERFORMANCE The value of your Contract will vary up or down reflecting the performance of the investment portfolios you select. The chart below shows total returns for each of the investment portfolios for the years shown. These numbers, for the Front Load Contract and the Back Load Contract, reflect the asset-based charges for mortality and expense risks and investment expenses for each portfolio. The numbers do not reflect deductions from purchase payments for the Front Load Contract or any withdrawal charge for the Back Load Contract.
 The numbers also do not reflect the annuity Contract fee. Those charges, if applied, would reduce the performance. Past performance does not guarantee future results.



                                                                PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------
FRONT LOAD CONTRACT
                                                                      CALENDAR YEAR
PORTFOLIO                     1997      1996      1995       1994     1993      1992      1991      1990      1989      1988
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Stock       13.41     17.22     38.74      4.98     18.63     5.52      55.37     NA        NA        NA
International Equity          11.83     20.53     14.12      -.50      NA       NA        NA        NA        NA        NA
Growth Stock                  29.33     20.42     30.30      NA        NA       NA        NA        NA        NA        NA
Growth and Income Stock       29.51     19.49     30.60      NA        NA       NA        NA        NA        NA        NA
Index 500 Stock               32.67     22.25     36.70       .79      9.33     6.83      29.04     NA        NA        NA
Balanced                      21.03     13.00     25.88      -.42      9.14     4.90      23.44      .64      15.14     8.56
High Yield Bond               15.39     19.29     16.31      NA        NA       NA        NA        NA        NA        NA
Select Bond                    9.03      2.90     18.62     (3.22)     9.89     6.56      16.41     7.89      13.41     8.02
Money Market                   5.05      4.86      5.40      3.64      2.44     2.93       5.27     7.60       8.54     6.75


-----------------------------------------------------------------------------------------------------------------------------
BACK LOAD CONTRACT
                                                                      CALENDAR YEAR
PORTFOLIO                     1997      1996      1995       1994     1993      1992      1991      1990      1989      1988
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Stock       12.45     16.23     37.57      4.10     17.63     4.63      54.06     NA        NA        NA
International Equity          10.89     19.50     13.16     (1.34)     NA       NA        NA        NA        NA        NA
Growth Stock                  28.24     19.40     29.20      NA        NA       NA        NA        NA        NA        NA
Growth and Income Stock       28.42     18.47     29.50      NA        NA       NA        NA        NA        NA        NA
Index 500 Stock               31.55     21.22     35.56      -.06      8.41     5.92      27.95     NA        NA        NA
Balanced                      20.01     12.04     24.83     (1.25)     8.22     4.01      22.40     -.21      14.17     7.64
High Yield Bond               14.42     18.27     15.33      NA        NA       NA        NA        NA        NA        NA
Select Bond                    8.11      2.02     17.62     (4.04)     8.97     5.66      15.43     6.98      12.46     7.10
Money Market                   4.16      3.97      4.51      2.77      1.58     2.05       4.38     6.69       7.63     5.85




                                     PROFILE-III

9. DEATH BENEFIT If you die before age 65, and before monthly annuity payments begin, your beneficiary will receive a death benefit. The amount will be the value of your Contract or, if greater, the amount you have paid in. The death benefit will be adjusted, of course, for any withdrawals you have made. The death benefit will be paid as a lump sum or your beneficiary may select a monthly annuity payment plan.


10.  OTHER INFORMATION

FREE LOOK. If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment.

AVOID PROBATE. In most cases, when you die, your beneficiary will receive the full death benefit of your Contract without going through probate.

AUTOMATIC DOLLAR-COST AVERAGING. With our Dollar-Cost Averaging Plan, you can arrange to have a regular amount of money ($100 minimum) automatically transferred from the Money Market Portfolio into the portfolio or portfolios you have chosen on a monthly or quarterly basis.

ELECTRONIC FUNDS TRANSFER (EFT). Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic checkbook withdrawals allow you to add to your portfolio(s) on a regular monthly basis through payments drawn directly on your checking account.

SYSTEMATIC WITHDRAWAL PLAN. You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem accumulation units to generate monthly payments. Of course you will have to pay taxes on certain amounts of money you receive.

AUTOMATIC REQUIRED MINIMUM DISTRIBUTIONS. For IRAs, Simplified Employee Pension Plans, SIMPLE IRA Plans and 403(b) Plans, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

DISABILITY PROVISION. Your Contract offers an optional disability benefit under which the Company will continue to pay your purchase payments during periods of total disability. This benefit is provided for at a specified additional cost.


DIVIDENDS. We are paying dividends on approximately 16% of our inforce variable annuity contracts in 1998, primarily older, larger contracts. The dividends arise principally as a result of more favorable expense results than assumed in determining deductions on these contracts.



NML EXPRESS. 1-800-519-4NML (1-800-519-4665). Get up-to-date information about your contract at your convenience with your contract number and your Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among portfolios, change the allocation and obtain fund performance information.



INTERNET. For information about Northwestern Mutual Life, visit us on our Website. Included is information on the new IRA rules and Roth IRA.


                              WWW.NORTHWESTERNMUTUAL.COM


THESE FEATURES MAY NOT BE AVAILABLE IN ALL STATES AND MAY NOT BE SUITABLE FOR YOUR PARTICULAR SITUATION.

11.  INQUIRIES  If you need more information, please contact us at:

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY, 720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN 53202; (414) 271-1444.


                                      PROFILE-IV

P R O S P E C T U S

NML VARIABLE ANNUITY ACCOUNT B


This prospectus describes individual variable annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life"). The contracts are offered for use in situations which do not qualify for special treatment under the Internal Revenue Code of 1986, as amended (the "Code"). The Contracts are also offered as individual retirement annuities pursuant to the provisions of Section 408 of the Code, including those established by employer contributions under a simplified employee pension arrangement, and as tax-deferred annuities, pursuant to Section 403(b) of the Code, for employees of public school systems and tax-exempt organizations described in Section 501(c)(3). The Contracts may also be used to fund deferred compensation plans for public employees established pursuant to
Section 457 of the Code. In addition, the Contracts may be purchased by individuals who have received fixed dollar annuities as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts and want to exchange their policies for the Contracts. The Back Load Contracts will also be offered as an individual retirement annuity under a SIMPLE IRA plan ("Savings Incentive Match Plan for Employees of Small Employers") established pursuant to Section 408(p) of the Code.

The Contracts contemplate periodic purchase payments until a selected maturity date--usually retirement--after which the benefits under the Contracts become payable. Purchase payments which are to be accumulated on a variable basis or applied to provide variable benefits are credited by Northwestern Mutual Life to NML Variable Annuity Account B (the "Account") and allocated among one or more of the nine Divisions of the Account as directed by the individual Contract owners. The Contracts also permit accumulation of funds on a fixed basis, at rates of interest declared periodically by Northwestern Mutual Life. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions.

The assets of the Account are maintained separately from the general assets of Northwestern Mutual Life. Assets of each Division of the Account are invested entirely in shares of a corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The Fund is currently comprised of the Aggressive Growth Stock, International Equity, Growth Stock, Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond, Select Bond and Money Market Portfolios.

The value of interests in each Division before annuity benefits become payable will vary continuously to reflect the investment performance of the Portfolio selected by the Contract owner. When annuity benefits become payable the Contracts provide lifetime annuity payments or other annuity payment plans on either a variable or fixed basis. If a variable payment plan is selected the annuity payments will continue to increase or decrease to reflect the investment experience of the Portfolios for the Divisions to which Contract values have been allocated. If a fixed payment plan is selected the amount of annuity payments will remain fixed, except as they may be increased by dividends.


Two versions of the Contracts are offered: Front Load Contracts and Back Load Contracts. (See "Expense Table", p. 2, and "Deductions", p. 16.)


This prospectus sets forth concisely the information about the Contracts that a prospective investor ought to know before investing. Additional information about the Contracts and the Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon written or oral request and without charge from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, Telephone Number (414) 271-1444. The table of contents for the Statement of Additional Information is found on the inside front cover of this prospectus.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR NORTHWESTERN MUTUAL SERIES FUND, INC. WHICH IS ATTACHED HERETO, AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


The Date of the Statement of Additional Information is April 30, 1998.

INDEX OF SPECIAL TERMS

THE FOLLOWING SPECIAL TERMS USED IN THIS PROSPECTUS ARE DISCUSSED AT THE PAGES INDICATED.

TERM                                                           PAGE
----                                                           ----

ACCUMULATION UNIT. . . . . . . . . . . . . . . . . . . . . . . . 8
ANNUITY (or ANNUITY PAYMENTS). . . . . . . . . . . . . . . . . .10
NET INVESTMENT FACTOR. . . . . . . . . . . . . . . . . . . . . . 8
PAYMENT PLANS. . . . . . . . . . . . . . . . . . . . . . . . . .10
ANNUITANT. . . . . . . . . . . . . . . . . . . . . . . . . . . .11
MATURITY DATE. . . . . . . . . . . . . . . . . . . . . . . . . . 9
OWNER. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
WITHDRAWAL AMOUNT. . . . . . . . . . . . . . . . . . . . . . . . 9

--------------------------------------------------------------------------------
EXPENSE TABLE


Front Load Contract
TRANSACTION EXPENSES FOR CONTRACTOWNERS
Maximum Sales Load (as a percentage of purchase
payments). . . . . . . . . . . . . . . . . . . . . . . . . . . .4%
Withdrawal Charge. . . . . . . . . . . . . . . . . . . . . . .None

BACK LOAD CONTRACT
TRANSACTION EXPENSES FOR CONTRACTOWNERS
Sales Load (as a percentage of purchase payments). . . . . . .None
Withdrawal Charge for Sales Expenses
(as a percentage of amounts paid). . . . . . . . . . . . . . 0%-8%

ANNUAL EXPENSES OF THE ACCOUNT
(AS A PERCENTAGE OF ASSETS)
Mortality Rate and Expense Guarantee Charge. . . . . . . . . ..40%

ANNUAL CONTRACT FEE
$30; waived if the Contract Value equals or exceeds $50,000


ANNUAL EXPENSES OF THE ACCOUNT
 (AS A PERCENTAGE OF ASSETS)
Mortality Rate and Expense Guarantee Charge. . . . . . . . . 1.25%

ANNUAL CONTRACT FEE
$30; waived if the Contract Value equals or exceeds $50,000



ANNUAL EXPENSES OF THE PORTFOLIOS
(AS A PERCENTAGE OF THE ASSETS)
                                                                                TOTAL ANNUAL
                         MANAGEMENT FEES     CUSTODY FEES   OTHER EXPENSES        EXPENSES
Aggressive Growth Stock       .52%                .00%           .01%               .53%
International Equity          .67%                .08%           .02%               .77%
Growth Stock                  .47%                .00%           .02%               .49%
Growth and Income Stock       .59%                .00%           .01%               .60%
Index 500 Stock               .20%                .00%           .01%               .21%
Balanced                      .30%                .00%           .00%               .30%
High Yield Bond               .52%                .00%           .03%               .55%
Select Bond                   .30%                .00%           .00%               .30%
Money Market                  .30%                .00%           .00%               .30%



--------------------------------------------------------------------------------
EXAMPLE

FRONT LOAD CONTRACT - You would pay the following expenses on each $1,000 investment, assuming 5% annual return:



                              1 YEAR              3 YEARS        5 YEARS          10 YEARS
                              ------              -------        -------          --------
Aggressive Growth Stock        $49                 $68             $ 89             $150
International Equity           $51                 $76             $102             $176
Growth Stock                   $49                 $67             $ 87             $145
Growth and Income Stock        $50                 $71             $ 93             $158
Index 500 Stock                $46                 $59             $ 73             $113
Balanced                       $47                 $61             $ 77             $124
High Yield Bond                $49                 $69             $ 90             $152
Select Bond                    $47                 $61             $ 77             $124
Money Market                   $47                 $61             $ 77             $124





NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT-LOAD CONTRACT IS $10,000. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 10 TO FIND THE EXPENSES FOR A FRONT-LOAD CONTRACT OF MINIMUM SIZE.

EXAMPLE

BACK LOAD CONTRACT - You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) surrender at the end of each time period:



                              1 YEAR              3 YEARS        5 YEARS          10 YEARS
                              ------              -------        -------          --------
Aggressive Growth Stock        $  98               $120            $145              $228
International Equity           $ 101               $127            $157              $253
Growth Stock                   $  98               $119            $143              $224
Growth and Income Stock        $  99               $122            $148              $236
Index 500 Stock                $  95               $110            $128              $194
Balanced                       $  96               $113            $133              $204
High Yield Bond                $  98               $121            $146              $231
Select Bond                    $  96               $113            $133              $204
Money Market                   $  96               $113            $133              $204



You would pay the following expenses on the same $1,000 investment, assuming NO SURRENDER OR ANNUITIZATION:



                              1 YEAR              3 YEARS        5 YEARS          10 YEARS
                              ------              -------        -------          --------
Aggressive Growth Stock        $18                 $60             $105              $228
International Equity           $21                 $67             $117              $253
Growth Stock                   $18                 $59             $103              $224
Growth and Income Stock        $19                 $62             $108              $236
Index 500 Stock                $15                 $50             $ 88              $194
Balanced                       $16                 $53             $ 93              $204
High Yield Bond                $18                 $61             $106              $231
Select Bond                    $16                 $53             $ 93              $204
Money Market                   $16                 $53             $ 93              $204




The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios and borne by investors in the Contracts. The sales load for a Front Load Contract depends on the amount of cumulative purchase payments. For the Back Load Contract the withdrawal charge depends on the length of time funds have been held under the Contract and the amounts held. The $30 annual Contract fee is reflected as .2% of the assets in the Back Load Contract based on an average Contract size of $15,000. The $30 annual Contract fee is not reflected in the Front Load Contract based on an average Contract size of $55,000. The Contracts provide for charges for transfers between the Divisions of the Account and for premium taxes, but no such charges are currently being made. See "Transfers Between Divisions and Payment Plans", p. 10 and "Deductions", p. 16, for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios show the annual expenses for each of the Portfolios, as a percentage of the average net assets of the Portfolio, based on 1997 operations for the Portfolios and their predecessors. For additional information about expenses of the Portfolios, see the prospectus for the Fund attached hereto.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES OF THE CONTRACTS.

     The tables on the following pages present the accumulation unit values of the nine Divisions of the Account for the Contracts, including Contracts issued prior to the date of this prospectus. The Contracts issued prior to March 31, 1995 are different in certain material respects from Contracts offered currently, but the values shown below for Contracts issued after December 16, 1981 and prior to March 31, 1995 are calculated on the same basis as those for the Back Load Contracts described in this prospectus. The Front Load Contracts described in this prospectus have a lower mortality rate and expense guarantee charge than any of the Contracts issued prior to March 31, 1995.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31, 1995



                                           FOR YEARS ENDED
                                             DECEMBER 31               FOR THE NINE
                                        ---------------------          MONTHS ENDED
                                         1997           1996        DECEMBER 31, 1995
                                        ------         ------       -----------------
Aggressive Growth Stock Division
Accumulation Unit Value:
Front Load Version
 Beginning of Period                    $1.305         $1.305           $1.00
 End of Period                          $1.735         $1.530           $1.305
Back Load Version
 Beginning of Period                    $3.200         $2.753           $2.123
 End of Period                          $3.598         $3.200           $2.753

Number of Accumulation Units
Outstanding, End of Period
 Front Load                             30,869,455     19,593,516       5,338,263
 Back Load                              42,824,318     29,722,778       8,294,210

International Equity Division
Accumulation Unit Value:
Front Load Version
 Beginning of Period                    $1.374         $1.140           $1.00
 End of Period                          $1.537         $1.374           $1.140
Back Load Version
 Beginning of Period                    $1.649         $1.380           $1.218
 End of Period                          $1.829         $1.649           $1.380

Number of Accumulation Units
Outstanding, End of Period
 Front Load                             24,895,817     12,485,204       2,784,309
 Back Load                              49,418,651     27,579,179       7,214,357

Growth Stock Division
Accumulation Unit Value:
Front Load Version
 Beginning of Period                    $1.456         $1.209           $1.00
 End of Period                          $1.883         $1.456           $1.209
Back Load Version
 Beginning of Period                    $1.552         $1.300           $1.082
 End of Period                          $1.991         $1.552           $1.300

Number of Accumulation Units
Outstanding, End of Period
 Front Load                             12,915,731      6,777,198       1,715,092
 Back Load                              30,083,122     17,808,617       3,952,191

Growth and Income Stock Division
Accumulation Unit Value:
Front Load Version
 Beginning of Period                    $1.430         $1.197           $1.00
 End of Period                          $1.852         $1.430           $1.197
Back Load Version
 Beginning of Period                    $1.525         $1.287           $1.083
 End of Period                          $1.959         $1.525           $1.287

Number of Accumulation Units
Outstanding, End of Period
 Front Load                             19,189,183      9,882,138       3,530,232
 Back Load                              43,671,623     24,818,409       7,514,293

Index 500 Stock Division
Accumulation Unit Value:
Front Load Version
 Beginning of Period                    $1.527         $1.249           $1.00
 End of Period                          $2.026         $1.527           $1.249
Back Load Version
 Beginning of Period                    $2.463         $2.032           $1.604*
 End of Period                          $3.240         $2.463           $1.991


Number of Accumulation Units
Outstanding, End of Period
 Front Load                             32,584,892     17,301,664       278,235
 Back Load                              53,900,586     31,553,915       471,752

Balanced Division
Accumulation Unit Value:
Front Load Version
 Beginning of Period                    $1.334         $1.181           $1.00
 End of Period                          $1.615         $1.334           $1.181
Back Load Version
 Beginning of Period                    $4.830         $4.311           $3.655
 End of Period                          $5.796         $4.830           $4.290

Number of Accumulation Units
Outstanding, End of Period
 Front Load                             43,288,762     24,916,332       164,302
 Back Load                              37,392,725     24,088,931       372,457

High Yield Bond Division
Accumulation Unit Value:
Front Load Version
 Beginning of Period                    $1.326         $1.112           $1.00
 End of Period                          $1.530         $1.326           $1.112
Back Load Version
 Beginning of Period                    $1.394         $1.178           $1.067
 End of Period                          $1.595         $1.394           $1.178

Number of Accumulation Units
Outstanding, End of Period
 Front Load                             11,305,194      4,518,513       1,418,382
 Back Load                              22,019,285     10,288,680       2,700,647

Select Bond Division
Accumulation Unit Value:
Front Load Version
 Beginning of Period                    $1.161         $1.129           $1.00
 End of Period                          $1.266         $1.161           $1.129
Back Load Version
 Beginning of Period                    $6.261         $6.137           $5.419
 End of Period                          $6.768         $6.261           $6.078

Number of Accumulation Units
Outstanding, End of Period
  Front Load                            12,652,127     6,391,221        26,732
  Back Load                              5,418,476     3,653,656        50,828

Money Market Division
Accumulation Unit Value:
Front Load Version
 Beginning of Period                    $1.091         $1.040           $1.00
 End of Period                          $1.146         $1.091           $1.040
Back Load Version
 Beginning of Period                    $2.246         $2.161           $2.086
 End of Period                          $2.340         $2.246           $2.156

Number of Accumulation Units
Outstanding, End of Period
 Front Load                             16,238,723     11,210,749       327,441
 Back Load                              14,615,063     12,209,698       379,473



ACCUMULATION UNIT VALUES
CONTRACTS ISSUED AFTER DECEMBER 16, 1981 AND PRIOR TO MARCH 31, 1995

                                                              FOR THE YEARS ENDED DECEMBER 31
                                            1997           1996             1995           1994           1993
                                         ----------------------------------------------------------------------
Aggressive Growth Stock Division
     Accumulation Unit Value:
     Beginning of Period*                  $3.200          $2.753          $2.001          $1.922         $1.634
     End of Period                         $3.598          $3.200          $2.753          $2.001         $1.922

     Number of Accumulation Units
     Outstanding, End of Period          157,775,380     162,837,073     147,960,662     123,249,312     77,246,018

International Equity Division
     Accumulation Unit Value:
     Beginning of Period**                 $1.649          $1.380          $1.220          $1.236         $1.000
     End of Period                         $1.829          $1.649          $1.380          $1.220         $1.236

     Number of Accumulation Units
     Outstanding, End of Period          194,160,450     190,864,716     179,261,185     186,097,279     74,174,799

Growth Stock Division
     Accumulation Unit Value:
     Beginning of Period***                $1.552          $1.300          $1.006          $1.000           --
     End of Period                         $1.991          $1.552          $1.300          $1.006           --

     Number of Accumulation Units
     Outstanding, End of Period           45,562,063      37,212,487      24,827,801      12,213,322         --

Growth and Income Stock Division
     Accumulation Unit Value:
     Beginning of Period***                $1.525          $1.287          $0.994          $1.000           --
     End of Period                         $1.959          $1.525          $1.287          $0.994           --

     Number of Accumulation Units
     Outstanding, End of Period           80,719,502      63,969,388      52,866,200      31,542,581         --

Index 500 Stock Division
     Accumulation Unit Value:
     Beginning of Period*                  $2.463          $2.032          $1.499          $1.500         $1.384
     End of Period                         $3.240          $2.463          $2.032          $1.499         $1.500

     Number of Accumulation Units
     Outstanding, End of Period          156,622,110     146,945,069     134,818,674     119,845,898    105,795,927



Balanced Division
     Accumulation Unit Value:
     Beginning of Period                   $4.830          $4.311          $3.453          $3.497         $3.232
     End of Period                         $5.796          $4.830          $4.311          $3.453         $3.497

     Number of Accumulation Units
     Outstanding, End of Period         315,853,927     331,700,359     347,995,936     363,391,482    377,043,512

High Yield Bond Division
     Accumulation Unit Value:
     Beginning of Period***                $1.394          $1.178          $1.022          $1.000
     End of Period                         $1.595          $1.394          $1.178          $1.022

     Number of Accumulation Units
     Outstanding, End of Period          28,965,737      18,022,623      13,474,146      7,229,418

Select Bond Division
     Accumulation Unit Value:
     Beginning of Period                   $6.261          $6.137          $5.217          $5.437         $4.990
     End of Period                         $6.768          $6.261          $6.137          $5.217         $5.437

     Number of Accumulation Units
     Outstanding, End of Period          18,885,862      19,498,362      21,048,883      20,642,740     21,874,778

Money Market Division
     Accumulation Unit Value:
     Beginning of Period                   $2.246          $2.161          $2.067          $2.012         $1.980
     End of Period                         $2.340          $2.246          $2.161          $2.067         $2.012

     Number of Accumulation Units
     Outstanding, End of Period          33,000,108      35,677,445      34,040,829      31,466,730     24,431,865


                                            1992           1991             1990           1989            1988
                                         ----------------------------------------------------------------------
Aggressive Growth Stock Division
     Accumulation Unit Value:
     Beginning of Period*                  $1.562          $1.014          $1.000            --             --
     End of Period                         $1.634          $1.562          $1.014            --             --

     Number of Accumulation Units
     Outstanding, End of Period          53,918,035      19,966,511       205,590            --             --

International Equity Division
     Accumulation Unit Value:
     Beginning of Period**                   --              --              --              --             --
     End of Period                           --              --              --              --             --

     Number of Accumulation Units
     Outstanding, End of Period              --              --              --              --             --

Growth Stock Division
     Accumulation Unit Value:
     Beginning of Period***                  --              --              --              --             --
     End of Period                           --              --              --              --             --

     Number of Accumulation Units
     Outstanding, End of Period              --              --              --              --             --

Growth and Income Stock Division
     Accumulation Unit Value:
     Beginning of Period***                  --              --              --              --             --
     End of Period                           --              --              --              --             --

     Number of Accumulation Units
     Outstanding, End of Period              --              --              --              --             --

Index 500 Stock Division
     Accumulation Unit Value:
     Beginning of Period*                  $1.306          $1.021          $1.000            --             --
     End of Period                         $1.384          $1.306          $1.021            --             --

     Number of Accumulation Units
     Outstanding, End of Period          32,924,088      12,058,133       189,751            --             --



Balanced Division
     Accumulation Unit Value:
     Beginning of Period                   $3.107          $2.538          $2.544          $2.228         $2.070
     End of Period                         $3.232          $3.107          $2.538          $2.544         $2.228

     Number of Accumulation Units
     Outstanding, End of Period         355,125,051     322,313,588     322,488,873     316,204,759    307,488,444

High Yield Bond Division
     Accumulation Unit Value:
     Beginning of Period***                  --              --              --              --             --
     End of Period                           --              --              --              --             --

     Number of Accumulation Units
     Outstanding, End of Period              --              --              --              --             --

Select Bond Division
     Accumulation Unit Value:
     Beginning of Period                   $4.722          $4.091          $3.824          $3.401         $3.175
     End of Period                         $4.990          $4.722          $4.091          $3.824         $3.401

     Number of Accumulation Units
     Outstanding, End of Period          15,399,609      10,692,797      6,997,013       5,553,863      4,236,105

Money Market Division
     Accumulation Unit Value:
     Beginning of Period                   $1.940          $1.859          $1.743          $1.619         $1.530
     End of Period                         $1.980          $1.940          $1.859          $1.743         $1.619

     Number of Accumulation Units
     Outstanding, End of Period          27,773,056      24,758,592      27,363,279      20,510,416     20,642,227



* The initial investments in the Aggressive Growth Stock Division and Index 500 Stock Division were made on December 3, 1990.
** The initial investment in the International Equity Division was made on April 30, 1993.
*** The initial investments in the Growth Stock Division, Growth and Income Stock Division, and High Yield Bond Division were made on May 3, 1994.


ACCUMULATION UNIT VALUES
CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981

                                                              FOR THE YEARS ENDED DECEMBER 31
                                            1997           1996             1995           1994           1993
                                         ----------------------------------------------------------------------
Aggressive Growth Stock Division
     Accumulation Unit Value:
     Beginning of Period*                  $3.299          $2.824          $2.042          $1.952         $1.651
     End of Period                         $3.728          $3.299          $2.824          $2.042         $1.952

     Number of Accumulation Units
     Outstanding, End of Period          1,476,370       1,697,195       1,617,883       1,474,133       969,604

International Equity Division
     Accumulation Unit Value:
     Beginning of Period**                 $1.680          $1.398          $1.230          $1.240         $1.000
     End of Period                         $1.872          $1.680          $1.398          $1.230         $1.240

     Number of Accumulation Units
     Outstanding, End of Period          2,125,863       2,276,960       2,141,462       2,642,855      1,802,948

Growth Stock Division
     Accumulation Unit Value:
     Beginning of Period***                $1.573          $1.311          $1.009            --             --
     End of Period                         $2.027          $1.573          $1.311            --             --

     Number of Accumulation Units
     Outstanding, End of Period           263,014         239,460          19,315            --             --

Growth and Income Stock Division
     Accumulation Unit Value:
     Beginning of Period***                $1.546          $1.298          $0.997            --             --
     End of Period                         $1.995          $1.546          $1.298            --             --

     Number of Accumulation Units
     Outstanding, End of Period           551,213         221,275          32,681            --             --


Index 500 Stock Division
     Accumulation Unit Value:
     Beginning of Period*                  $2.539          $2.084          $1.530          $1.523         $1.398
     End of Period                         $3.357          $2.539          $2.084          $1.530         $1.523

     Number of Accumulation Units
     Outstanding, End of Period          11,228,774      12,234,934      13,256,279      14,230,394     15,442,799

Balanced Division
     Accumulation Unit Value:
     Beginning of Period                   $5.205          $4.623          $3.685          $3.713         $3.414
     End of Period                         $6.278          $5.205          $4.623          $3.685         $3.713

     Number of Accumulation Units
     Outstanding, End of Period          6,272,328       6,695,097       7,327,654       8,155,713      9,324,132

High Yield Bond Division
     Accumulation Unit Value:
     Beginning of Period***                $1.412          $1.188          $1.025            --             --
     End of Period                         $1.624          $1.412          $1.188            --             --

     Number of Accumulation Units
     Outstanding, End of Period           251,003         125,053          58,755            --             --

Select Bond Division
     Accumulation Unit Value:
     Beginning of Period                   $6.750          $6.583          $5.569          $5.774         $5.273
     End of Period                         $7.334          $6.750          $6.583          $5.569         $5.774

     Number of Accumulation Units
     Outstanding, End of Period          1,078,985       1,151,998       1,364,416       1,492,775      1,701,121

Money Market Division
     Accumulation Unit Value:
     Beginning of Period                   $2.421          $2.317          $2.206          $2.136         $2.092
     End of Period                         $2.535          $2.421          $2.317          $2.206         $2.136

     Number of Accumulation Units
     Outstanding, End of Period           997,887        1,377,051       1,358,156       1,458,463      1,331,457


                                            1992           1991             1990           1989            1988
                                         ----------------------------------------------------------------------
Aggressive Growth Stock Division
     Accumulation Unit Value:
     Beginning of Period*                  $1.570          $1.014          $1.000            --             --
     End of Period                         $1.651          $1.570          $1.014            --             --

     Number of Accumulation Units
     Outstanding, End of Period           833,606         534,196          22,431            --             --

International Equity Division
     Accumulation Unit Value:
     Beginning of Period**                   --              --              --              --             --
     End of Period                           --              --              --              --             --

     Number of Accumulation Units
     Outstanding, End of Period              --              --              --              --             --

Growth Stock Division
     Accumulation Unit Value:
     Beginning of Period***                  --              --              --              --             --
     End of Period                           --              --              --              --             --

     Number of Accumulation Units
     Outstanding, End of Period              --              --              --              --             --

Growth and Income Stock Division
     Accumulation Unit Value:
     Beginning of Period***                  --              --              --              --             --
     End of Period                           --              --              --              --             --

     Number of Accumulation Units
     Outstanding, End of Period              --              --              --              --             --


Index 500 Stock Division
     Accumulation Unit Value:
     Beginning of Period*                  $1.313          $1.021          $1.000            --             --
     End of Period                         $1.398          $1.313          $1.021            --             --

     Number of Accumulation Units
     Outstanding, End of Period           317,023         326,395            4               --             --

Balanced Division
     Accumulation Unit Value:
     Beginning of Period                   $3.266          $2.655          $2.647          $2.307         $2.133
     End of Period                         $3.414          $3.266          $2.655          $2.647         $2.307

     Number of Accumulation Units
     Outstanding, End of Period          10,125,067      10,652,114      11,655,303      12,655,382     14,097,822

High Yield Bond Division
     Accumulation Unit Value:
     Beginning of Period***                  --              --              --              --             --
     End of Period                           --              --              --              --             --

     Number of Accumulation Units
     Outstanding, End of Period              --              --              --              --             --

Select Bond Division
     Accumulation Unit Value:
     Beginning of Period                   $4.965          $4.280          $3.981          $3.522         $3.272
     End of Period                         $5.273          $4.965          $4.280          $3.981         $3.522

     Number of Accumulation Units
     Outstanding, End of Period          1,808,558       1,979,936       2,041,191       2,293,077      2,426,254

Money Market Division
     Accumulation Unit Value:
     Beginning of Period                   $2.040          $1.945          $1.814          $1.677         $1.576
     End of Period                         $2.092          $2.040          $1.945          $1.814         $1.677

     Number of Accumulation Units
     Outstanding, End of Period          1,787,440       2,059,962       2,574,527       2,285,388      2,680,348



* The initial investments in the Aggressive Growth Stock Division and Index 500 Stock Division were made on December 3, 1990.
** The initial investment in the International Equity Division was made on April 30, 1993.
*** The initial investments in the Growth Stock Division, Growth and Income Stock Division, and High Yield Bond Division were made on May 3, 1994.

THE COMPANY



The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is the nation's fifth largest life insurance company, based on total assets in excess of $71 billion on December 31, 1997, and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Northwestern Mutual Life sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Home Office of Northwestern Mutual Life is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.



--------------------------------------------------------------------------------
NML VARIABLE ANNUITY ACCOUNT B

The Account was established on February 14, 1968 by the Board of Trustees of Northwestern Mutual Life in accordance with the provisions of the Wisconsin insurance law to facilitate the issuance of the Contracts and is registered as a unit investment trust under the Investment Company Act of 1940.

The Account has nine Divisions. Considerations paid to Northwestern Mutual Life to provide variable benefits under the Contracts are allocated to one or more of the Divisions as directed by the Owner of the Contract. Assets allocated to the Aggressive Growth Stock, International Equity, Growth Stock, Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond, Select Bond and Money Market Divisions are simultaneously invested in shares of the corresponding Portfolios of Northwestern Mutual Series Fund, Inc.

Under Wisconsin law, the income, gains or losses, realized or unrealized, of the Account are credited to or charged against the Account in accordance with the Contracts, without regard to other income, gains or losses of Northwestern Mutual Life. The assets of the Account are owned by Northwestern Mutual Life and it is not a trustee with respect thereto. However, such assets are not chargeable with any liabilities arising out of any other separate account or other business of Northwestern Mutual Life. All obligations arising under the Contracts are general obligations of Northwestern Mutual Life.

--------------------------------------------------------------------------------
THE FUND

Northwestern Mutual Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Fund is composed of nine separate portfolios which operate as separate mutual funds. The portfolios are the Aggressive Growth Stock Portfolio, International Equity Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio. Shares of each Portfolio of the Fund are purchased by the corresponding Division of the Account at net asset value, that is, without any sales charge.

Northwestern Mutual Investment Services, Inc. ("NMIS"), a wholly-owned subsidiary of Northwestern Mutual Life, is the investment adviser to the Fund. Northwestern Mutual Life provides certain personnel and facilities utilized by NMIS in performing its investment advisory functions, and Northwestern Mutual Life is a party to the investment advisory agreement. Northwestern Mutual Life and NMIS also perform certain administrative functions and act as co-depositors of the Account. J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, Inc. have been retained under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio, respectively.

FOR MORE INFORMATION REGARDING THE FUND AND ITS PORTFOLIOS, INCLUDING INFORMATION ABOUT THEIR INVESTMENT OBJECTIVES AND EXPENSES, SEE THE PROSPECTUS FOR THE FUND ATTACHED HERETO. AN INVESTOR SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CONTRACTS.

THE CONTRACTS

PURCHASE PAYMENTS UNDER THE CONTRACTS

AMOUNT AND FREQUENCY Purchase payments may be paid monthly, quarterly, semiannually, annually or on any other frequency acceptable to Northwestern Mutual Life.


For Back Load Contracts the minimum amount for each purchase payment is $25 for Contracts issued as tax-deferred annuities or for use with SIMPLE IRA plans, simplified employee pensions or deferred compensation plans for public employees. For other Back Load Contracts, including individual retirement annuities and nontax-qualified plans, the minimum initial purchase payment is $100, or $3,500 for Back Load Contracts purchased in exchange for fixed dollar annuities received as distribution benefits from qualified plans or trusts.
(See "Qualified and Nontax-Qualified Plans", p. 14). For Front Load Contracts the minimum initial purchase payment is $10,000. The minimum amount for each subsequent purchase payment is $25 for all Contracts. Minimum amounts for payments by preauthorized check depend on payment frequency. Northwestern Mutual Life will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without the consent of Northwestern Mutual Life.



Purchase payments may not exceed the applicable limits of the Code. (See "Federal Income Taxes", p. 14.)


APPLICATION OF PURCHASE PAYMENTS Net purchase payments, after deduction of any sales load, are credited by Northwestern Mutual Life to the Account and allocated to one or more Divisions in accordance with the direction of the Owner. Assets allocated to each Division will thereupon be invested in shares of the Portfolio which corresponds to that Division.

Purchase payments are applied to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent the interest of an Owner in the Account. The number of Accumulation Units provided by each net purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the valuation of the assets of the Division next following receipt of the purchase payment at the Home Office of Northwestern Mutual Life. Receipt of purchase payments at a lockbox facility designated by Northwestern Mutual Life will be considered the same as receipt at the Home Office. Assets are valued as of the close of trading on the New York Stock Exchange for each day the Exchange is open, and at any other time required by the Investment Company Act of 1940.

The number of an Owner's Accumulation Units will be increased by additional purchase payments or transfers into the Account and decreased by withdrawals or transfers out of the Account. The investment experience of the Account does not change the number (as distinguished from the value) of Accumulation Units.


The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio of the Fund), and is determined by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. (See "Net Investment Factor", below.) Since the Owner bears the investment risk, there is no guarantee as to the aggregate value of Accumulation Units; such value may be less than, equal to or more than the cumulative net purchase payments.



All or part of a purchase payment may be directed to the Guaranteed Interest Fund and invested on a fixed basis. See "The Guaranteed Interest Fund", p. 13.


NET INVESTMENT FACTOR

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share on the valuation date immediately preceding the current valuation date, (c) less an adjustment to provide for the deduction for mortality rate and expense risks assumed by Northwestern Mutual Life. (See "Deductions", p. 16.)


Investment income and realized capital gains will be received in the form of dividend and capital gain distributions upon Portfolio shares held by each Division; such distributions will be reinvested in additional shares of the same Portfolio. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

BENEFITS PROVIDED UNDER THE CONTRACTS

The benefits provided under the Contracts consist of a withdrawal amount, a death benefit and a maturity benefit. Subject to the restrictions noted below, all of these benefits may be paid in a lump sum or under the payment plans described below.


WITHDRAWAL AMOUNT On or prior to the maturity date the Owner is entitled to withdraw the Accumulation Units credited to his Contract and receive the value thereof less the applicable withdrawal charge. (See "Withdrawal Charge", p. 16.) The value, which may be either greater or less than the amount paid by the Owner, is determined as of the valuation date coincident with or next following receipt by Northwestern Mutual Life of a written request for withdrawal on a form provided by Northwestern Mutual Life. The forms are available from the Home Office and agents of Northwestern Mutual Life. A portion of the Accumulation Units may be withdrawn on the same basis, except Northwestern Mutual Life will not grant a partial withdrawal which would result in less than 100 Accumulation Units remaining; a request for such a partial withdrawal will be treated as a request to surrender the entire Contract. Amounts distributed to an Annuitant upon withdrawal of all or a portion of Accumulation Units may be subject to federal income tax. (See "Federal Income Taxes", p. 14.) A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% (or 25% during the first 2 years the owner participates in a SIMPLE IRA plan) of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, tax deferred annuities, nontransferable annuity Contracts and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59-1/2, for certain large medical expenses and for reimbursement of certain health insurance premiums and certain substantially equal periodic payments for life.

If annuity payments are being made under Payment Plan 1 the payee may surrender the Contract and receive the value of the Annuity Units credited to his Contract, less the applicable withdrawal charge. (See "Withdrawal Charge", p. 16.) Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", p. 10.)


DEATH BENEFIT Upon the death of the Annuitant prior to the maturity date, Northwestern Mutual Life will pay to the direct beneficiary a death benefit equal to the Contract value, as of the valuation date coincident with or next following the date on which proof of death is received at the Home Office of Northwestern Mutual Life or, if later, the date on which a method of payment is elected. If death occurs prior to the Annuitant's 65th birthday the death benefit, where permitted by state law, will be not less than the amount of purchase payments received by Northwestern Mutual Life under the Contract, less withdrawals. The death benefit may be paid either in a lump sum or under a payment plan.

MATURITY BENEFIT Purchase payments under the Contract are payable until the maturity date specified in the Contract. Any date up to age 90 may be selected as the maturity date, subject to applicable requirements of the Code and state law. On the maturity date, if no other permissible payment plan has been elected, the maturity date will be changed to the Contract anniversary nearest the Annuitant's 90th birthday. On that date, if no other permissible payment plan has been elected, the value of the Contract will be paid in monthly payments for life under a variable payment plan with payments certain for ten years.

VARIABLE PAYMENT PLANS

Part or all of the benefits under a Contract may be paid under a variable payment plan. Under a variable plan the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and the amount of such payments can be expected to change from month to month.

For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 14.


DESCRIPTION OF PAYMENT PLANS  The following payment plans are available:

1. PAYMENTS FOR A CERTAIN PERIOD. An annuity payable monthly for a specified period of five to 30 years.

2. LIFE ANNUITY WITH OR WITHOUT CERTAIN PERIOD. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.

3. JOINT AND SURVIVOR LIFE ANNUITY WITH CERTAIN PERIOD. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

Northwestern Mutual Life may limit the election of a payment plan to one that results in payments of at least $20.

From time to time Northwestern Mutual Life may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. Northwestern Mutual Life may also make available other payment plans, with provisions and rates as published by Northwestern Mutual Life for those plans.


AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment will be determined on the basis of the particular payment plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. (A Contract with annuity payment rates that are not based on sex is also available. See "Special Contract for Employers", p. 11.) Variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to the Contract. Annuity Units represent the interest of the Contract in each Division of the Account after annuity payments begin.


ASSUMED INVESTMENT RATE The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular payment plan, the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

ADDITIONAL INFORMATION

TRANSFERS BETWEEN DIVISIONS AND PAYMENT PLANS The Contracts provide considerable flexibility for Owners to change the allocation of purchase payments among the Divisions and to transfer values from one Division to another both before and after annuity payments begin. In order to take full advantage of these features Owners should carefully consider, on a continuing basis, which Division or apportionment is best suited to their long-term investment needs.

A Contract Owner may at any time change the allocation of purchase payments among the Divisions by written notice to Northwestern Mutual Life. Purchase payments received at the Home Office of Northwestern Mutual Life on and after the date on which the notice is received will be applied to provide Accumulation Units in one or more Divisions on the basis of the new allocation.

Before the effective date of a payment plan the owner may, upon written request, transfer Accumulation Units from one Division to another. After the effective date of a payment plan the payee may transfer Annuity Units from one Division to another. The number of Accumulation or Annuity Units to be credited will be adjusted to reflect the respective value of the

Accumulation and Annuity Units in each of the Divisions. For Accumulation Units the minimum amount which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. For each transfer beginning with the thirteenth in any Contract year a transfer fee of $25 may be deducted from the amount transferred. No charge is currently being made for transfers.

Owners who contemplate the transfer of funds from one Division to another should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the stock and bond markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time.


Amounts which have been invested on a fixed basis may be transferred to any Division of the Account, and the value of Accumulation Units in any Division of the Account may be transferred to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. See "The Guaranteed Interest Fund", p. 13.


After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1) a payee may transfer to either form of life annuity at no charge. The value of the remaining payments will be applied to the new plan selected, with the amount of the first annuity payment under the new plan being determined on the basis of the particular plan selected, the annuity payment rate and the Annuitant's adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited.

Other transfers between payment plans are permitted subject to such limitations as Northwestern Mutual Life may reasonably determine. Generally, however, transfer is not permitted from a payment plan involving a life contingency to a payment plan which does not involve the same life contingency. Transfers from the Money Market Division may be made at any time while a payment plan is in force. The Contracts provide that transfers between the other Divisions and transfers between payment plans may be made after the payment plan has been in force for at least 90 days and thereafter whenever at least 90 days have elapsed since the date of the last transfer. At present Northwestern Mutual Life permits transfers at any time but Northwestern Mutual reserves the right to change this practice in the future. The transfer will be made as of the close of business on the valuation date coincident with or next following the date on which the request for transfer is received at the Home Office of Northwestern Mutual Life, or at a later date if requested.

OWNERS OF THE CONTRACTS The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the Annuitant, but may be an employer or other entity. The Annuitant is the person upon whose life the Contract is issued and Contract benefits depend. Following the death of the Annuitant any remaining Contract benefits are payable to a beneficiary or contingent beneficiary named in the Contract.

SPECIAL CONTRACT FOR EMPLOYERS The annuity payment rates for payment plans which involve a life contingency (i.e., Plans 2 and 3) are based, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, federal law, and the laws of certain states, may require that purchase payments and annuity payment rates be determined without regard to sex. A special Contract is available for this purpose. Prospective purchasers of the Contracts are urged to review any questions in this area with qualified counsel.

DISABILITY PROVISION A Contract may include, as an optional benefit, a provision under which Northwestern Mutual Life will continue to pay purchase payments during the total disability of the Annuitant. Each Contract containing this provision specifies the additional cost of such benefit.

DEFERMENT OF BENEFIT PAYMENTS Northwestern Mutual Life reserves the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable payment plan, until after the end of any period during which the right to redeem Fund shares is suspended, or payment of the redemption value is postponed, pursuant to the provisions of the Investment Company Act of 1940 because: (a) the New York Stock Exchange is closed, except for holidays or weekends; (b) the Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted; (c) the Securities and Exchange Commission permits suspension or postponement and so orders; (d) an emergency exists, as defined by the Securities and Exchange Commission, so that valuation of the assets of the Fund or disposal of securities held by it is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the Act.

DIVIDENDS The Contracts share in the divisible surplus of Northwestern Mutual Life, except while payments are being made under a variable payment plan. The divisible surplus of Northwestern Mutual Life is determined annually for the following year. State law requires that the surplus be distributed equitably among participating contracts. Distributions of divisible surplus are commonly referred to as "dividends".


Northwestern Mutual Life is paying dividends on approximately 16% of its inforce variable annuity contracts in 1998. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.



Dividends on variable annuities arise principally as a result of more favorable expense experience than that assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality rate and expense risk charge of at least 0.75%. In general, Contracts with an average variable Contract value of less than $30,000 will not receive dividends, and only about half of those with a value above $30,000 will receive them. The expected dividend payout for 1998 represents about 0.36% of the average variable Contract value for those Contracts that will receive dividends. The maximum dividend payable on a specific contract is about 0.70%.


Any dividend for a Contract is paid on the anniversary date of that Contract. The dividend is applied as a net purchase payment unless the Owner elects to have the dividend paid in cash. In the case of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Internal Revenue Code, dividends cannot be paid in cash but must be applied as net purchase payments under the Contract.

VOTING RIGHTS As long as the Account continues to be registered as a unit investment trust under the Investment Company Act of 1940, and Account assets are invested in shares of the Portfolios of the Fund, Northwestern Mutual Life will vote such shares held in the Account in accordance with instructions received from the Owners of Accumulation Units or payees receiving payments under variable payment plans. Each such Owner or payee will receive periodic reports relating to the Fund, proxy material and a form with which to give such instructions with respect to the proportion of shares of each Portfolio of the Fund held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of each Portfolio of the Fund held in the Account representing the actuarial liability under the variable annuity payment plan, as the case may be. The number of shares will increase from year to year as additional purchase payments are paid by the Contract Owner; after a variable annuity payment plan is in effect the number of shares will decrease from year to year as the remaining actuarial liability declines. Shares as to which no instructions have been received will be voted in the same proportion as the shares as to which instructions have been received.

SUBSTITUTION AND CHANGE Pursuant to a vote of the Owners of Contracts having an interest in any of the Divisions or as otherwise may be permitted by applicable insurance and securities laws, and with any required approval of the Securities and Exchange Commission or other regulatory authority, (a) the assets of the Division may be invested in securities other than Fund shares as a substitute for such shares already purchased or as the securities to be purchased in the future, (b) if deemed by the Board of Trustees of Northwestern Mutual Life to be in the best interests of Contract owners, the Account or a Division may be operated as a management company under the Investment Company Act of 1940 or in any other form permitted by law, (c) the Account may be deregistered under the Investment Company Act of 1940 in the event such registration is no longer required, or (d) the provisions of such Contracts may be modified to assure qualification for the benefits provided by the provisions of the Internal Revenue Code relating to retirement annuity or variable annuity contracts, or to comply with any other applicable federal or state laws. In the event of any such substitution or change, Northwestern Mutual Life may make appropriate endorsement on Contracts having an interest in the Account and take such other action as may be necessary to effect the substitution or change.


FIXED ANNUITY PAYMENT PLANS Contract benefits may also be paid under fixed annuity payment plans which are not described in this Prospectus. If a fixed annuity is selected the Accumulation Units credited to a Deferred Contract will be cancelled, the withdrawal value of the Contract will be transferred to the general account of Northwestern Mutual Life, and the payee will no longer have any interest in the Account. A withdrawal charge may be applicable in determining the withdrawal value. (See "Withdrawal Amount", p. 9, and "Withdrawal Charge", p. 16.)


PERFORMANCE DATA Advertisements containing performance data for the Divisions of the Account may be published from time to time. These performance data may include both standardized and non-standardized total return figures, although standardized figures will always accompany non-standardized figures.

Standardized performance data will consist of quarterly return quotations, which will always include quotations for recent periods of one, five and ten years or, if less, the entire life of a Division. These quotations will be the average annual rates of return based on a $1,000 initial purchase payment for a Back Load Contract, or the minimum $10,000 initial purchase payment for a Front Load Contract. The standardized performance data will reflect all applicable charges, including the initial sales load of 4% for the Front Load Contract and the withdrawal charge that would apply assuming surrender of the Back Load Contract at the end of the period.

Non-standardized performance data may not reflect the 4% sales load for the Front Load Contract and may assume that the Back Load Contract remains in force at the end of the period. These data may also not reflect the annual Contract fee of $30, since the impact of the fee varies by Contract size. The non-standardized data may also be for other time periods.

All of the performance data are based on actual historical investment results for the Portfolios of the Fund, including all expenses borne by the Portfolios. The data are not intended to indicate future performance. Some of the data may be constructed hypothetically to reflect expense factors for the Contracts currently being offered.

Additional information about the performance data is included in the Statement of Additional Information.

FINANCIAL STATEMENTS Financial statements of the Account and financial statements of Northwestern Mutual Life appear in the Statement of Additional Information.

--------------------------------------------------------------------------------
THE GUARANTEED INTEREST FUND

Contract Owners may direct all or part of their purchase payments to the Guaranteed Interest Fund for investment on a fixed basis. Amounts previously invested in the Account Divisions may be transferred to the Guaranteed Interest Fund, prior to the maturity date, and amounts in the Guaranteed Interest Fund may be transferred to the Account Divisions subject, in each case, to the restrictions described in the Contract.

Amounts invested in the Guaranteed Interest Fund become part of the general assets of Northwestern Mutual Life. In reliance on certain exemptive and exclusionary provisions, interests in the Guaranteed Interest Fund have not been registered under the Securities Act of 1933 and the Guaranteed Interest Fund has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Fund nor any interests therein are generally subject to these Acts. Northwestern Mutual Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Fund. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Amounts invested in the Guaranteed Interest Fund earn interest at rates declared by Northwestern Mutual Life from time to time. The interest rate will be guaranteed for each amount for at least one year and will be at an annual effective rate of not less than 3%. At the expiration of the period for which the interest rate is guaranteed a new interest rate may apply. Interest is credited and compounded daily. The effective date for a transaction involving the Guaranteed Interest Fund is determined in the same manner as the effective date for a transaction involving a Division of the Account.


Investments in the Guaranteed Interest Fund are subject to a maximum limit of $1,000,000 ($250,000 in New York) without prior consent of Northwestern Mutual Life. To the extent that a purchase payment or transfer from a Division of the Account causes the Contract's interest in the Guaranteed Interest Fund to exceed this maximum limit, the amount of the excess will be placed in the Money Market Division and will remain there until the Contract Owner instructs otherwise.



Transfers from the Guaranteed Interest Fund to the Account Divisions are subject to limits. After a transfer from the Guaranteed Interest Fund no further transfers from the Guaranteed Interest Fund will be allowed for a period of 365 days; in addition, no further transfers will be allowed back to the Guaranteed Interest Fund for a period of 90 days. The maximum amount that may be transferred from the Guaranteed Interest Fund in one transfer is the greater of
(1) 25% of the amount that was invested in the Guaranteed Interest Fund as of the last

Contract anniversary preceding the transfer and (2) the amount of the most recent transfer from the Guaranteed Interest Fund. But in no event will this maximum transfer amount be less than $1,000 or more than $50,000. (The $50,000 does not apply in New York.)




The deduction for mortality rate and expense risks, as described below, is not assessed against amounts in the Guaranteed Interest Fund, and amounts in the Guaranteed Interest Fund do not bear any expenses of Northwestern Mutual Series Fund, Inc. Other charges under the Contracts apply for amounts in the Guaranteed Interest Fund as they are described in this prospectus for amounts invested on a variable basis. See "Deductions", p. 16. For purposes of allocating and deducting the annual Contract fee, any investment in the Guaranteed Interest Fund is considered as though it were an investment of the same amount in one of the Account Divisions.


--------------------------------------------------------------------------------
FEDERAL INCOME TAXES

QUALIFIED AND NONTAX-QUALIFIED PLANS

The Contracts are offered for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1. Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including simplified employee pensions established under
     Section 408(j) and (k) and SIMPLE IRAs established under Section 408(p).


2.   Roth IRAs pursuant to the provisions of Section 408A of the Code.

3. Tax-deferred annuities pursuant to the provisions of Section 403(b) of the Code for employees of public school systems and tax-exempt organizations described in Section 501(c)(3).

4.   Deferred compensation plans for public employees established pursuant to
     Section 457 of the Code.

5. Nontransferable annuity contracts issued in exchange for fixed dollar annuities previously issued by Northwestern Mutual Life or other insurance companies as distributions of termination benefits from tax-qualified pension or profit-sharing plans or trusts or annuity purchase plans.


     The Contracts are also offered for use in non tax-qualified situations (i.e., contributions are taxable).

TAXATION OF CONTRACT BENEFITS


For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.



With the exception of Roth IRAs, purchase payments for Contracts purchased under tax-qualified plans will ordinarily be paid with funds which have been excluded from the Owner's gross income. Therefore, benefits received as annuity payments or upon death or withdrawal will be taxable as ordinary income when received.



Where nondeductible contributions are made to individual retirement annuities and other tax-qualified plans, the Owner may exclude from income that portion of each benefit payment which represents a return of the Owner's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment which represents a return of the employee's "investment in the contract." A 50% penalty may be imposed on payments made from individual retirement annuities, tax-deferred annuities, nontransferable annuity Contracts and Section 457 deferred compensation plans to the extent the payments are less than certain required minimum amounts. With certain limited exceptions, benefits from individual retirement annuities, tax-deferred annuities and nontransferable annuity Contracts are subject to the tax-free roll-over provisions of the Code. However, rollovers of SIMPLE IRAs to individual retirement arrangements within 2 years after the Owner first participates in the SIMPLE IRA plan are fully taxable.



Contributions to a Roth IRA are not deductible and qualified distributions are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Contract, and (2) made after the Owner has attained age 59 1/2, made to a beneficiary after the Owner's death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the "investment in the contract" as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner's death.



IRA proceeds may be rolled over to a Roth IRA by individuals with an adjusted gross income of $100,000 or less (not including the rollover amount). IRA rollovers are fully taxable, although the tax on rollovers made in 1998 must be prorated over the 4-year period following the rollover. IRA rollovers are not subject to a premature withdrawal penalty, but a withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies) and, if the rollover was made in 1998, to an additional 10% tax.


Purchase payments for nontax-qualified Contracts will ordinarily be paid with funds which have been included in the Owner's gross income. Therefore, benefits received as annuity payments from these Contracts will be taxable as ordinary income to the extent they exceed that portion of each payment which represents a return of the "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits received in a lump sum from these Contracts will be taxable as ordinary income to the extent they exceed the "investment in the contract." A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract values are considered to be withdrawn first and are taxable as ordinary income. With respect to Contracts issued after October 21, 1988, investment gains will be determined by aggregating all nontax-qualified deferred Contracts issued by Northwestern Mutual Life to the Owner during the same calendar year.

A special rule applies to certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans. With respect to purchase payments paid after February 28, 1986, these Contracts will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.


A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, tax deferred annuities, nontransferable annuity Contracts and nonqualified deferred annuities. The penalty tax increases to 25% for non-exempt withdrawals from SIMPLE IRAs within 2 years after the Owner first participates in the SIMPLE IRA plan. Payments which are exempt from the penalty tax include payments upon disability, after age 59-1/2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.


For a tax-deferred annuity (funded pursuant to a salary reduction agreement) no amounts accruing after 1988 may be withdrawn before the Owner attains age 59 1/2, separates from service, dies or becomes disabled. A limited exception is provided for hardship. Benefit payments from tax-deferred annuities and nontransferable annuity contracts will be subject to mandatory 20% withholding unless (1) the payments from the tax-deferred annuities are rolled over directly to another tax-deferred annuity or an individual retirement arrangement, or the payments from the nontransferable annuity contracts are rolled over directly to another nontransferable annuity contract, a tax-qualified plan or an individual retirement arrangement, (2) they are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, or (3) they are "required minimum distributions."

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract value.

TAXATION OF NORTHWESTERN MUTUAL LIFE


Northwestern Mutual Life may charge the appropriate contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. No charge is currently being made. (See "Net Investment Factor", p. 8 and "Deductions", p. 16.)


OTHER CONSIDERATIONS

It should be understood that the tax rules for annuities and qualified plans are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals or state or other law. It is not intended as tax advice. Prospective purchasers of the Contracts are advised to consult qualified tax counsel.

--------------------------------------------------------------------------------
DEDUCTIONS

The following deductions will be made:

1. SALES LOAD. For the Front Load Contract a sales load is deducted from all purchase payments received. The deduction is based on cumulative purchase payments received and the rates in the table below:


CUMULATIVE PURCHASE PAYMENTS
PAID UNDER THE CONTRACT                 RATE
----------------------------            ----
First $100,000 . . . . . . . . . . . . .4.0%
Next $400,000. . . . . . . . . . . . . .2.0%
Next $500,000. . . . . . . . . . . . . .1.0%
Balance over $1,000,000. . . . . . . . .0.5%



2. DEDUCTIONS FOR MORTALITY RATE AND EXPENSE RISKS. The net investment factor (see "Net Investment Factor", p. 8) used in determining the value of Accumulation and Annuity Units reflects a deduction on each valuation date for mortality rate and expense risks assumed by Northwestern Mutual Life. For the Front Load Contract, the deduction from Accumulation Units is at a current annual rate of 0.4% of the assets of the Account, while the deduction from Annuity Units is zero. For the Back Load Contract the deduction is at a current annual rate of 1.25% of the assets of the Account. The deduction may be increased or decreased by the Board of Trustees of Northwestern Mutual Life, but in no event may the deduction exceed an annual rate of .75% for the Front Load Contract and 1.50% for the Back Load Contract. This deduction is the only expense item paid by the Account to date. The Fund pays expenses which are described in the attached prospectus for the Fund.


The risks assumed by Northwestern Mutual Life are (a) the risk that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected, and (b) the risk that the charges made by Northwestern Mutual Life may be insufficient to cover the actual costs incurred in connection with the Contracts. Northwestern Mutual Life assumes these risks for the duration of the Contract.


The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of a Portfolio of the Fund as described under "Substitution and Change", p. 12, and any applicable taxes, i.e., any tax liability paid or reserved for by Northwestern Mutual Life resulting from the maintenance or operation of a Division of the Account, other than applicable premium taxes which may be deducted directly from considerations. It is not presently anticipated that any deduction will be made for federal income taxes (see "Federal Income Taxes", p.
14), nor is it anticipated that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, Northwestern Mutual Life reserves the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.


3. CONTRACT FEE. On each Contract anniversary prior to the maturity date a deduction of $30 is made for administrative expenses relating to a Deferred Contract during the prior year. The charge is made by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, any investment in the Guaranteed Interest Fund is considered as though it were an investment of the same amount in one of the Account Divisions. This charge may not be increased, and is intended only to reimburse Northwestern Mutual Life for its actual administrative expenses. The charge is currently being waived if the Contract value on the Contract anniversary is $50,000 or more.

4. WITHDRAWAL CHARGE. For the Back Load Contract if Accumulation Units are withdrawn for cash a withdrawal charge for sales expenses will be deducted. The withdrawal charge will be based on the Amount Categories and the Rates in the table below. The amount in each Category is based on cumulative purchase payments made and on the number of Contract anniversaries that have occurred since each purchase payment was made.


AMOUNT CATEGORY                    RATE
---------------                    ----
Eight . . . . . . . . . . . . . . . 8%
Seven . . . . . . . . . . . . . . . 7%
Six . . . . . . . . . . . . . . . . 6%
Five. . . . . . . . . . . . . . . . 5%
Four. . . . . . . . . . . . . . . . 4%
Three . . . . . . . . . . . . . . . 3%
Two . . . . . . . . . . . . . . . . 2%
One . . . . . . . . . . . . . . . . 1%
Zero. . . . . . . . . . . . . . . . 0%

The first $100,000 of total purchase payments paid over the life of the Contract start out in Category Eight, the next $400,000 start out in Category Four, the next $500,000 start out in Category Two, and all additional purchase payments paid start out in Category One. As of each Contract anniversary, any amount in a Category moves to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts used to calculate the withdrawal charge will be limited to the value of the Contract benefits that are subject to the withdrawal charge. The amounts used will be taken from those Categories that produce the lowest withdrawal charge. However, any amounts used to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges. There is no withdrawal charge on the value of Accumulation Units withdrawn in excess of the total purchase payments paid under the Contract; but in the case of a partial withdrawal, the purchase payments paid under the Contract are deemed to be withdrawn first, except for amounts eligible for the withdrawal charge free amount described in the next paragraph.

The withdrawal charge free amount is available on a Contract if the Contract value is at least $10,000 on the Contract anniversary preceding a withdrawal. For each Contract year, the withdrawal charge free amount is equal to the lesser of 10% of the Contract value on the last Contract anniversary, and the amount by which the Contract value exceeds cumulative purchase payments as of the date of the withdrawal. Eligible amounts withdrawn meeting these requirements will be taken first from the portion of the Contract value that exceeds cumulative purchase payments. The withdrawal charge for any amounts not included in the withdrawal charge free amount will be based first on the purchase payments that have been paid.

No withdrawal charge will be made upon the selection of a variable payment plan. However, the withdrawal charge will be made if a withdrawal, or partial withdrawal, is made within five years after the beginning of a variable payment plan which is not contingent on the payee's life (Plan 1). For fixed payment plans the Contract provides for deduction of the withdrawal charge when the payment plan is selected. By current administrative practice Northwestern Mutual Life will waive the withdrawal charge upon selection of a fixed payment plan for a certain period of 12 years or more (Plan 1) or any fixed payment plan which involves a life contingency (Plans 2 or 3) if the payment plan is selected after the Contract has been in force for at least one full year.

The amount of withdrawal charges collected by Northwestern Mutual Life from the Back Load Contracts as a group will depend on the volume and timing of withdrawal transactions. Northwestern Mutual Life is unable to determine in advance whether this amount will be greater or less than the sales expenses incurred in connection with those Contracts, but based on the information presently available Northwestern Mutual Life believes it is more likely than not that the sales expenses Northwestern Mutual Life incurs will be greater than the withdrawal charges Northwestern Mutual Life receives. Northwestern Mutual Life bears this risk for the duration of the Contracts. Any excess of sales expenses over withdrawal charges will be paid from the general assets of Northwestern Mutual Life. These assets may include proceeds from the charge for annuity rate and expense risks described above.

5. PREMIUM TAXES. The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Premium taxes are levied by various jurisdictions, and presently range from 0% to 3.5% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, Northwestern Mutual Life does not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, Northwestern Mutual Life reserves the right to deduct premium taxes in the future.

CONTRACTS ISSUED PRIOR TO MARCH 31, 1995 For Contracts issued prior to March 31, 1995 and after December 16, 1981 there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of considerations, 4% on the next $75,000 and 2% on considerations in excess of $100,000, based on total cumulative considerations paid under the Contract. The surrender charge applicable for each consideration reduces by 1% on each Contract anniversary. A surrender charge free corridor is available on the same basis described above for the current Contracts. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Account. The annual Contract fee is the lesser of $30 or 1% of the Contract value.

CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981 For Contracts issued prior to December 17, 1981 there is no surrender charge, but considerations are subject to a deduction of 8% for sales expenses. The deduction is reduced to 4% on considerations in excess of $5,000 received during a single Contract year as defined in the Contract, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality rate and expense risks for those Contracts is .75% of the assets of the Account, which may be raised to a maximum annual rate of 1%. There is no annual Contract fee.

CERTAIN NONTAX-QUALIFIED CONTRACTS For nontax-qualified Contracts issued after December 16, 1981 and prior to May 1, 1983 considerations paid under the Contract are subject to a deduction of 3% on the first $25,000 of considerations, 2% on the next $75,000 and 1% on amounts in excess of $100,000, based on total cumulative considerations paid under the Contract. The charge for annuity rate and expense risks for these Contracts is .75% of the assets of the Account, which may be raised to a maximum annual rate of 1%.

REDUCED CHARGES FOR EXCHANGE TRANSACTIONS As a matter of current practice, owners of fixed dollar annuities previously issued by Northwestern Mutual Life are permitted to exchange those Contracts for Front Load or Back Load Contracts without paying a second charge for sales expenses. This rule is subject to a number of exceptions and qualifications and may be changed or withdrawn at any time.

In general, a $25 administrative charge is made on these exchange transactions and only one such transaction may be effected in any 12-month period. Transactions on this basis are subject to a limit of 20% of the amount held under the fixed annuity Contract in any 12-month period, but this limit is presently being waived.

Amounts exchanged from a fixed contract which provides for a surrender charge are not charged for sales expenses when the exchange is effected and are placed in the same withdrawal charge category under the new Back Load Contract as they were before.

Exchange proceeds from fixed contracts which have no surrender charge provisions are placed in the 0% withdrawal charge category. As an alternative, exchange proceeds from such a fixed contract may be added to a Front Load Contract or to a Deferred Contract issued prior to December 17, 1981 without any deduction for sales expenses.

Fixed annuity contracts (which are not described in this prospectus) are available in exchange for the Contracts on a comparable basis.


--------------------------------------------------------------------------------
DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold through individuals who, in addition to being licensed insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, Inc., a wholly-owned subsidiary of Northwestern Mutual Life and a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. Where state law requires, such agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts will not exceed 4% of purchase payments.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION


                                                                      PAGE
DISTRIBUTION OF THE
  CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-2
DETERMINATION OF ANNUITY
  PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-2
    Amount of Annuity Payments . . . . . . . . . . . . . . . . . . . .B-2
    Annuity Unit Value . . . . . . . . . . . . . . . . . . . . . . . .B-3
    Illustrations of Variable Annuity
      Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-3
VALUATION OF ASSETS OF THE ACCOUNT . . . . . . . . . . . . . . . . . .B-4
TRANSFERABILITY RESTRICTIONS . . . . . . . . . . . . . . . . . . . . .B-4
PERFORMANCE DATA . . . . . . . . . . . . . . . . . . . . . . . . . . .B-4
EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-6
FINANCIAL STATEMENTS OF THE
  ACCOUNT (for the two years ended December
   31, 1997) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-7
REPORT OF INDEPENDENT
  ACCOUNTANTS (for the two years ended
    December 31, 1997) . . . . . . . . . . . . . . . . . . . . . . . B-13
FINANCIAL STATEMENTS OF
  NORTHWESTERN MUTUAL LIFE (for
  the three years ended December
   31, 1997) . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-14
REPORT OF INDEPENDENT
  ACCOUNTANTS (for the three years
   ended December 31, 1997). . . . . . . . . . . . . . . . . . . . . B-27







This Prospectus sets forth concisely the information about NML Variable Annuity Account B that a prospective investor ought to know before investing. Additional information about Account B has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone (414) 271-1444.


--------------------------------------------------------------------------------

     TO:  The Northwestern Mutual Life Insurance Company

          Annuity and Accumulation Products Marketing Department
            Room E12J
          720 East Wisconsin Avenue
          Milwaukee, WI  53202

          Please send a Statement of Additional Information for NML Variable Annuity Account B to:

     Name
        -------------------------------------------------------------------

     Address
            ---------------------------------------------------------------


     ----------------------------------------------------------------------

     City                                          State        Zip
         ------------------------------------------     --------   --------

NORTHWESTERN MUTUAL LIFE


VARIABLE ANNUITY CONTRACTS
     Nontax-Qualified Annuities
     Individual Retirement Annuities
     Roth IRAs
     Simplified Employee Pension Plan IRAs
     SIMPLE IRAs
     Tax-Deferred Annuities
     457 Deferred Compensation Plan Annuities



NML VARIABLE ANNUITY ACCOUNT B


NORTHWESTERN MUTUAL SERIES FUND, INC.



PROSPECTUS



NORTHWESTERN
MUTUAL LIFE-Registered Trademark-

PO Box 3095
Milwaukee  WI  53201-3095

60826

                        STATEMENT OF ADDITIONAL INFORMATION


                             VARIABLE ANNUITY CONTRACTS
            (for Individual Retirement Annuities, Tax-Deferred Annuities
                              and Non-Qualified Plans)

                           NML VARIABLE ANNUITY ACCOUNT B
                                  (the "Account"),
                          a separate investment account of
                   The Northwestern Mutual Life Insurance Company
                            ("Northwestern Mutual Life")

--------------------------------------------------------------------------------

     This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.

--------------------------------------------------------------------------------


          The Date of the Prospectus to which this Statement of Additional Information Relates is April 30, 1998.

          The Date of this Statement of Additional Information is April 30, 1998.

                           DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, Inc. ("NMIS").

     NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts during each of the last three years:


                         YEAR                   AMOUNT
                         ----                   ------
                         1997                $15,326,743
                         1996                $14,128,993
                         1995                $ 8,794,356


                         DETERMINATION OF ANNUITY PAYMENTS

     The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 10, including "Description of Payment Plans", p. 10, "Amount of Annuity Payments", p. 10, and "Assumed Investment Rate", p. 10; "Dividends",
p. 12; "Net Investment Factor", p. 8; and "Deductions", p. 16.

     AMOUNT OF ANNUITY PAYMENTS   The amount of the first annuity payment under
a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

     Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual Life.

     The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

     The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

     ANNUITY UNIT VALUE   The value of an Annuity Unit for each Division was
established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual Life.

     The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

     ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS   To illustrate the manner in
which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).

     (1)  Assumed number of Accumulation Units in
          Balanced Division on maturity date. . . . . . . . . . .25,000

     (2)  Assumed Value of an Accumulation Unit in
          Balanced Division at maturity . . . . . . . . . . . . .$2.000000

     (3)  Cash Value of Contract at maturity, (1) X (2) . . . . .$50,000

     (4)  Assumed applicable monthly payment rate per
          $1,000 from annuity rate table. . . . . . . . . . . . .$5.44

     (5)  Amount of first payment from Balanced Division,
          (3) X (4) divided by $1,000 . . . . . . . . . . . . . .$272.00

     (6)  Assumed Value of Annuity Unit in
          Balanced Division at maturity . . . . . . . . . . . . .$1.500000

     (7)  Number of Annuity Units credited in
          Balanced Division, (5) divided by (6) . . . . . . . . .181.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $272.00, and payments thereafter of the varying dollar value of
181.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 181.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be
181.33 multiplied by $1.501000, or $272.18.

     However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 181.33 X $1.499000, or $271.81.

     For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each

Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                         VALUATION OF ASSETS OF THE ACCOUNT

     The value of Portfolio shares of the Fund held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of the Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual Life.

                            TRANSFERABILITY RESTRICTIONS

     Ownership of a Contract purchased as a tax-deferred annuity pursuant to
Section 403(b) of the Internal Revenue Code of 1954, as amended (the "Code") cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual Life. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

                                  PERFORMANCE DATA

     Standardized performance data in advertisements will show the average annual total return for each Division of the Account, according to the following formula prescribed by the Securities and Exchange Commission:
                                 n
                         P(1 + T) = ERV
                    Where:
          P    =    a hypothetical initial payment of $1000
          T    =    average annual total return
          n    =    number of years
          ERV  =    ending redeemable value of a hypothetical $1000 payment
                    made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof)


Average annual total return is the annual compounded rate of return that would have produced the ending surrender value under a Contract if the owner had invested in a specified Division over the stated period and investment performance had remained constant throughout the period. The calculation assumes a single $1,000 purchase payment made at the beginning of the period and surrender of the Contract at the end of the period. It reflects a deduction for all Account, Fund and Contract level charges, including the 4% initial sales load for the Front Load Contract and the withdrawal charge for the Back Load Contract. The $30 annual Contract fee is reflected as .2% of the assets for the Back Load Contract based on an average Contract size of $15,000. The $30,000 annual Contract fee is not reflected in the Front Load Contract based on an average Contract size of $55,000. For the Front Load Contract the data will assume a minimum initial purchase payment of $10,000 and the amounts will be divided by 10 to conform the presentation to the $1,000 purchase payment assumption required by the prescribed formula.



     The following table shows the standardized average annual total return data for each Division of the Account for the period ended December 31, 1997:

                                 FRONT LOAD CONTRACT


DIVISION                          1-YEAR       5-YEAR    10-YEAR   INCEPTION*
------------------------------------------------------------------------------
Aggressive Growth Stock              8.87        17.14         NA        20.16
International Equity                 7.36          NA          NA        13.76
Growth Stock                        24.16          NA          NA        20.39
Growth and Income Stock             24.33          NA          NA        19.86
Index 500 Stock                     27.36        18.59         NA        18.39
Balanced                            16.19        12.43       11.33         NA
High Yield Bond                     10.77          NA          NA        13.28
Select Bond                          4.66         6.32        8.34         NA
Money Market                         0.85         3.42        4.80         NA
------------------------------------------------------------------------------


                                  BACK LOAD CONTRACT


DIVISION                          1-YEAR       5-YEAR    10-YEAR   INCEPTION*
------------------------------------------------------------------------------
Aggressive Growth Stock              4.45        16.48         NA        19.55
International Equity                 2.89          NA          NA        13.06
Growth Stock                        20.24          NA          NA        19.67
Growth and Income Stock             20.42          NA          NA        19.13
Index 500 Stock                     23.55        17.95         NA        17.79
Balanced                            12.01        11.70       10.65         NA
High Yield Bond                      6.42          NA          NA        12.41
Select Bond                          0.11         5.48        7.67         NA
Money Market                        (3.84)        2.51        4.15         NA
------------------------------------------------------------------------------


* INDEX 500 STOCK AND AGGRESSIVE GROWTH STOCK DIVISIONS BEGAN DECEMBER 1990; INTERNATIONAL EQUITY DIVISION BEGAN APRIL 1993; GROWTH STOCK, GROWTH AND INCOME STOCK AND HIGH YIELD BOND DIVISIONS BEGAN MAY 1994.

     Non-standardized performance data are calculated on the same basis as the standardized total return data, except that the 4% initial sales load for the Front Load Contract is not reflected and it is assumed that the Back Load Contract remains in force at the end of the period. The annual Contract fee of $30 is also not reflected.

     The following table shows the non-standardized average annual total return data for each Division of the Account for the period ended December 31, 1997:


                                 FRONT LOAD CONTRACT


DIVISION                          1-YEAR       5-YEAR    10-YEAR   INCEPTION*
------------------------------------------------------------------------------
Aggressive Growth Stock             13.41        18.10        NA         20.85
International Equity                11.83          NA         NA         14.76
Growth Stock                        29.33          NA         NA         21.74
Growth and Income Stock             29.51          NA         NA         21.20
Index 500 Stock                     32.67        19.56        NA         19.08
Balanced                            21.03        13.35       11.79         NA
High Yield Bond                     15.39          NA          NA        14.55
Select Bond                          9.03         7.19        8.78         NA
Money Market                         5.05         4.27        5.23         NA
------------------------------------------------------------------------------

                                  BACK LOAD CONTRACT


DIVISION                          1-YEAR       5-YEAR    10-YEAR   INCEPTION*
------------------------------------------------------------------------------
Aggressive Growth Stock             12.45        17.10         NA        19.83
International Equity                10.89          NA          NA        13.79
Growth Stock                        28.24          NA          NA        20.71
Growth and Income Stock             28.42          NA          NA        20.18
Index 500 Stock                     31.55        18.55         NA        18.07
Balanced                            20.01        12.39       10.85         NA
High Yield Bond                     14.42          NA          NA        13.59
Select Bond                          8.11         6.29        7.86         NA
Money Market                         4.16         3.39        4.34         NA
------------------------------------------------------------------------------



* INDEX 500 STOCK AND AGGRESSIVE GROWTH STOCK DIVISIONS BEGAN DECEMBER 1990; INTERNATIONAL EQUITY DIVISION BEGAN APRIL 1993; GROWTH STOCK, GROWTH AND INCOME STOCK AND HIGH YIELD BOND DIVISIONS BEGAN MAY 1994.

     Advertisements with performance data may compare the average annualized total return figures for one or more of the Divisions to (1) the Standard & Poor's 500 Composite Stock Price Index, Wilshire Index, 1750 Index, EAFE Index, Merrill Lynch Domestic Master Index, Lehman Brothers High Yield Intermediate Market Index or other indices measuring performance of a relevant group of securities; (2) other variable annuity separate account tracked by Lipper Analytical Services or other ratings services; or (3) the Consumer Price Index.

                                      EXPERTS


The financial statements of the Account as of December 31, 1997 and for each of the two years in the period ended December 31, 1997 and of Northwestern Mutual Life as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 included in this Statement of Additional Information have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Price Waterhouse LLP provides audit services for the Account. The address of Price Waterhouse LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

ACCOUNT B FINANCIAL STATEMENTS
NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B
Financial Statements
DECEMBER 31, 1997

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

ASSETS
  Investments at Market Value:
    Northwestern Mutual Series Fund, Inc.
      Aggressive Growth Stock
       235,933 shares (cost $535,467).................................  $  787,309
      International Equity
       291,830 shares (cost $388,272).................................     492,901
      Growth Stock
       98,171 shares (cost $137,044)..................................     177,690
      Growth and Income Stock
       213,834 shares (cost $276,150).................................     284,613
      Index 500 Stock
       302,682 shares (cost $471,746).................................     800,290
      Balanced
       1,108,027 shares (cost $1,515,890).............................   2,206,081
      High Yield Bond
       94,484 shares (cost $105,200)..................................     100,437
      Select Bond
       153,082 shares (cost $180,066).................................     192,424
      Money Market
       134,108 shares (cost $134,108).................................     134,108  $5,175,853
                                                                        ----------
Due from Sale of Fund Shares..........................................                   3,555
Due from Northwestern Mutual Life Insurance Company...................                     505
                                                                                    ----------
      Total Assets....................................................              $5,179,913
                                                                                    ----------
                                                                                    ----------
LIABILITIES
  Due to Participants.................................................              $    5,542
  Due to Northwestern Mutual Life Insurance Company...................                   3,555
  Due on Purchase of Fund Shares......................................                     505
                                                                                    ----------
      Total Liabilities...............................................                   9,602
                                                                                    ----------
EQUITY (NOTE 8)
  Contracts Issued Prior to December 17, 1981.........................                 103,822
  Contracts Issued After December 16, 1981 and Prior to March 31,
   1995...............................................................               3,818,798
  Contracts Issued On or After March 31, 1995:
    Front Load Version................................................                 344,080
    Back Load Version.................................................                 903,611
                                                                                    ----------
      Total Equity....................................................               5,170,311
                                                                                    ----------
      Total Liabilities and Equity....................................              $5,179,913
                                                                                    ----------
                                                                                    ----------

    The Accompanying Notes are an Integral Part of the Financial Statements

ACCOUNT B FINANCIAL STATEMENTS
NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                                                        AGGRESSIVE GROWTH
                                           COMBINED                      STOCK DIVISION           INTERNATIONAL EQUITY DIVISION
                                -------------------------------   -----------------------------   -----------------------------
                                  YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                     1997             1996            1997            1996            1997            1996
                                --------------   --------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend Income.............    $ 273,279        $ 170,431        $42,923         $19,634         $15,386         $15,413
  Annuity Rate and Expense
    Guarantees................       53,021           39,297          8,086           6,327           5,358           3,631
                                --------------   --------------   -------------   -------------   -------------   -------------
  Net Investment Income.......      220,258          131,134         34,837          13,307          10,028          11,782
                                --------------   --------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............       39,664           17,426         12,892           3,323           4,228           1,533
  Unrealized Appreciation of
    Investments During the
    Period....................      527,607          314,176         39,283          60,869          30,048          45,599
                                --------------   --------------   -------------   -------------   -------------   -------------
  Net Gain on Investments.....      567,271          331,602         52,175          64,192          34,276          47,132
                                --------------   --------------   -------------   -------------   -------------   -------------
  Increase in Equity
    Derived from Investment
    Activity..................      787,529          462,736         87,012          77,499          44,304          58,914
                                --------------   --------------   -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................      677,589          633,824         99,971         125,930          74,713          63,376
  Annuity Payments............       (8,151)          (6,268)          (540)           (435)           (462)           (324)
  Surrenders and Other
    (net).....................     (227,384)        (166,092)       (31,527)        (19,236)        (17,649)        (11,636)
  Transfers from Other
    Divisions or Sponsor......      508,492          334,350         68,100          81,962          53,618          38,185
  Transfers to Other Divisions
    or Sponsor................     (519,749)        (341,164)       (92,620)        (53,520)        (46,867)        (29,316)
                                --------------   --------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....      430,797          454,650         43,384         134,701          63,353          60,285
                                --------------   --------------   -------------   -------------   -------------   -------------
Net Increase in Equity........    1,218,325          917,386        130,396         212,200         107,657         119,199
EQUITY
  Beginning of Period.........    3,951,986        3,034,600        656,486         444,286         384,775         265,576
                                --------------   --------------   -------------   -------------   -------------   -------------
  End of Period...............   $5,170,311       $3,951,986       $786,882        $656,486        $492,432        $384,775
                                --------------   --------------   -------------   -------------   -------------   -------------
                                --------------   --------------   -------------   -------------   -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements

ACCOUNT B FINANCIAL STATEMENTS
NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                                                       GROWTH & INCOME                    INDEX 500
                                    GROWTH STOCK DIVISION              STOCK DIVISION                  STOCK DIVISION
                                -----------------------------   -----------------------------   -----------------------------
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1997            1996            1997            1996            1997            1996
                                -------------   -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend Income.............    $  7,990        $ 3,822         $ 61,425        $ 13,580        $ 21,296        $ 10,681
  Annuity Rate and Expense
    Guarantees................       1,459            644            2,356           1,159           7,413           4,435
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Investment Income.......       6,531          3,178           59,069          12,421          13,883           6,246
                                -------------   -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............         694            141              731             214           3,597           1,384
  Unrealized Appreciation
    (Depreciation) of
    Investments
    During the Period.........      26,626          8,812           (8,963)          8,486         158,395          74,302
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Gain (Loss) on
    Investments...............      27,320          8,953           (8,232)          8,700         161,992          75,686
                                -------------   -------------   -------------   -------------   -------------   -------------
  Increase in Equity
    Derived from Investment
    Activity..................      33,851         12,131           50,837          21,121         175,875          81,932
                                -------------   -------------   -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................      35,700         31,093           55,118          40,002         115,401          88,137
  Annuity Payments............        (151)           (76)            (386)           (257)         (1,292)           (933)
  Surrenders and Other
    (net).....................      (4,686)        (1,841)          (7,534)         (2,673)        (28,174)        (16,428)
  Transfers from Other
    Divisions or Sponsor......      30,593         21,267           55,360          20,255          88,834          50,087
  Transfers to Other Divisions
    or Sponsor................     (14,624)        (5,833)         (21,037)         (9,131)        (57,501)        (27,976)
                                -------------   -------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....      46,832         44,610           81,521          48,196         117,268          92,887
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Increase in Equity........      80,683         56,741          132,358          69,317         293,143         174,819
EQUITY
  Beginning of Period.........      96,727         39,986          152,389          83,072         506,308         331,489
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of Period...............    $177,410        $96,727         $284,747        $152,389        $799,451        $506,308
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                      BALANCED DIVISION           HIGH YIELD BOND DIVISION
                                -----------------------------   -----------------------------
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1997            1996            1997            1996
                                -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend Income.............    $   91,116      $   91,785      $ 15,911        $ 4,708
  Annuity Rate and Expense
    Guarantees................        24,287          20,070           752            289
                                -------------   -------------   -------------   -------------
  Net Investment Income.......        66,829          71,715        15,159          4,419
                                -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............        16,178           9,799           147             39
  Unrealized Appreciation
    (Depreciation) of
    Investments
    During the Period.........       283,731         115,967        (5,691)         1,194
                                -------------   -------------   -------------   -------------
  Net Gain (Loss) on
    Investments...............       299,909         125,766        (5,544)         1,233
                                -------------   -------------   -------------   -------------
  Increase in Equity
    Derived from Investment
    Activity..................       366,738         197,481         9,615          5,652
                                -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................       162,927         171,824        27,421         15,445
  Annuity Payments............        (4,545)         (3,643)         (159)           (69)
  Surrenders and Other
    (net).....................      (105,615)        (92,872)       (2,481)          (492)
  Transfers from Other
    Divisions or Sponsor......        60,446          38,144        29,165          9,064
  Transfers to Other Divisions
    or Sponsor................       (98,388)        (93,322)       (9,307)        (4,139)
                                -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....        14,825          20,131        44,639         19,809
                                -------------   -------------   -------------   -------------
Net Increase in Equity........       381,563         217,612        54,254         25,461
EQUITY
  Beginning of Period.........     1,821,194       1,603,582        46,407         20,946
                                -------------   -------------   -------------   -------------
  End of Period...............    $2,202,757      $1,821,194      $100,661        $46,407
                                -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------


                                    SELECT BOND DIVISION            MONEY MARKET DIVISION
                                -----------------------------   -----------------------------

                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1997            1996            1997            1996
                                -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend Income.............    $ 10,248        $  5,375        $  6,984        $  5,433
  Annuity Rate and Expense
    Guarantees................       1,923           1,709           1,387           1,033
                                -------------   -------------   -------------   -------------
  Net Investment Income.......       8,325           3,666           5,597           4,400
                                -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............       1,197             993              --              --
  Unrealized Appreciation
    (Depreciation) of
    Investments
    During the Period.........       4,178          (1,053)             --              --
                                -------------   -------------   -------------   -------------
  Net Gain (Loss) on
    Investments...............       5,375             (60)              0               0
                                -------------   -------------   -------------   -------------
  Increase in Equity
    Derived from Investment
    Activity..................      13,699           3,606           5,597           4,400
                                -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................      26,099          28,026          80,239          69,991
  Annuity Payments............        (457)           (449)           (159)            (82)
  Surrenders and Other
    (net).....................     (10,101)        (10,027)        (19,617)        (10,887)
  Transfers from Other
    Divisions or Sponsor......      22,652          12,644          99,724          62,742
  Transfers to Other Divisions
    or Sponsor................     (23,258)        (21,333)       (156,147)        (96,594)
                                -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....      14,935           8,861           4,040          25,170
                                -------------   -------------   -------------   -------------
Net Increase in Equity........      28,634          12,467           9,637          29,570
EQUITY
  Beginning of Period.........     163,331         150,864         124,369          94,799
                                -------------   -------------   -------------   -------------
  End of Period...............    $191,965        $163,331        $134,006        $124,369
                                -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS
NML VARIABLE ANNUITY ACCOUNT B
Notes to Financial Statements
DECEMBER 31, 1997

NOTE 1 -- NML Variable Annuity Account B (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life" or "Sponsor") used to fund variable annuity contracts ("contracts") for tax-deferred annuities, individual retirement annuities and non-qualified plans. Beginning March 31, 1995, two versions of the contract are offered: Front Load contracts with a sales charge up to 4% of purchase payments and Back Load contracts with a withdrawal charge of 0-8%.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The shares are valued at the Fund's offering and redemption price per share.

The Fund is an open-end investment company registered under the Investment Company Act of 1940.

NOTE 4 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Table with assumed interest rates of 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Table a with assumed interest rates of 3 1/2% or 5%.

NOTE 5 -- Dividend income from the Fund is recorded on the record date of the dividends. Transactions in Fund shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of Fund shares for the year ended December 31, 1997 by each Division are shown below:

                                    PURCHASES         SALES
                                  --------------  --------------
Aggressive Growth Division......  $  100,543,755  $   22,185,790
International Equity Division...      84,953,245      11,209,638
Growth Stock Division...........      55,343,819       1,752,987
Growth & Income Stock
Division........................     142,975,300       2,192,318
Index 500 Stock Division........     139,477,203       8,205,192
Balanced Division...............     142,331,743      59,354,818
High Yield Bond Division........      60,802,531         999,240
Select Bond Division............      33,324,855       9,984,625
Money Market Division...........      76,472,824      66,762,944

NOTE 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual Life as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual Life may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued on or after March 31, 1995, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 4/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual Life. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed 3/4 of 1% and 1 1/2%, respectively.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 1/2% annual rate.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 1% annual rate.

Since 1995, Northwestern Mutual Life has paid a dividend to certain contracts. The dividend is re-invested in the Account and has been reflected as a Contract Owners' Net Payment in the accompanying financial statements.

NOTE 7 -- Northwestern Mutual Life is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual Life. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

NML VARIABLE ANNUITY ACCOUNT B
Notes to Financial Statements
DECEMBER 31, 1997

NOTE 8 -- Equity Values by Division are shown below:

                                                                                               CONTRACTS ISSUED:
                                                    CONTRACTS ISSUED:                     AFTER DECEMBER 16, 1981 AND
                                               PRIOR TO DECEMBER 17, 1981                   PRIOR TO MARCH 31, 1995
                                        -----------------------------------------  -----------------------------------------
                                         ACCUMULATION       UNITS                   ACCUMULATION      UNITS
DIVISION                                  UNIT VALUE     OUTSTANDING     EQUITY      UNIT VALUE    OUTSTANDING     EQUITY
--------------------------------------  --------------  -------------  ----------  --------------  ------------  -----------
Aggressive Growth Stock...............   $   3.728134        1,476     $   5,504    $   3.598431      157,775    $  567,744
International Equity..................       1.871861        2,126         3,979        1.828649      194,160       355,051
Growth Stock..........................       2.027359          263           533        1.990509       45,562        90,692
Growth and Income.....................       1.994748          551         1,100        1.958555       80,720       158,094
Index 500 Stock.......................       3.356694       11,229        37,692        3.240055      156,622       507,464
Balanced..............................       6.278402        6,272        39,380        5.796067      315,854     1,830,711
High Yield Bond.......................       1.624115          251           408        1.594619       28,966        46,189
Select Bond...........................       7.333897        1,079         7,913        6.768175       18,886       127,828
Money Market..........................       2.534831          998         2,529        2.339812       33,000        77,214
                                                                       ----------                                -----------
  Equity..............................                                    99,038                                  3,760,987
  Annuity Reserves....................                                     4,784                                     57,811
                                                                       ----------                                -----------
Total Equity..........................                                 $ 103,822                                 $3,818,798
                                                                       ----------                                -----------
                                                                       ----------                                -----------

                                                     CONTRACTS ISSUED:                          CONTRACTS ISSUED:
                                                ON OR AFTER MARCH 31, 1995                 ON OR AFTER MARCH 31, 1995
                                                    FRONT LOAD VERSION                          BACK LOAD VERSION
                                         -----------------------------------------  -----------------------------------------
                                          ACCUMULATION       UNITS                   ACCUMULATION       UNITS
DIVISION                                   UNIT VALUE     OUTSTANDING     EQUITY      UNIT VALUE     OUTSTANDING     EQUITY
---------------------------------------  --------------  -------------  ----------  --------------  -------------  ----------
Aggressive Growth Stock................   $   1.735135       30,869        53,563    $   3.598431       42,824     $ 154,100
International Equity...................       1.537080       24,896        38,267        1.828649       49,419        90,369
Growth Stock...........................       1.882500       12,916        24,314        1.990509       30,083        59,881
Growth and Income Stock................       1.851666       19,189        35,532        1.958555       43,672        85,533
Index 500 Stock........................       2.025922       32,585        66,014        3.240055       53,901       174,641
Balanced...............................       1.615054       43,289        69,914        5.796067       37,393       216,731
High Yield Bond........................       1.530051       11,305        17,298        1.594619       22,019        35,112
Select Bond............................       1.266282       12,652        16,021        6.768175        5,418        36,675
Money Market...........................       1.145720       16,239        18,605        2.339812       14,615        34,196
                                                                        ----------                                 ----------
  Equity...............................                                   339,528                                    887,238
  Annuity Reserves.....................                                     4,552                                     16,373
                                                                        ----------                                 ----------
  Total Equity.........................                                 $ 344,080                                  $ 903,611
                                                                        ----------                                 ----------
                                                                        ----------                                 ----------

ACCOUNTANTS' LETTER

[LOGO]
                                                                          [LOGO]


REPORT OF INDEPENDENT ACCOUNTANTS



To The Shareholders and Board of Directors of
Northwestern Mutual Series Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Aggressive Growth Stock Portfolio, International Equity Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio (constituting Northwestern Mutual Series Fund, Inc., hereafter referred to as the "Fund") at December 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period ended December 31, 1997, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentations. We believe that our audits, which included confirmations of the securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

                                  /s/ PRICE WATERHOUSE LLP

Milwaukee, Wisconsin
January 27, 1998

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF FINANCIAL POSITION

(IN MILLIONS)

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual Life to meet its obligations under the Policies.

                                                        DECEMBER 31,
                                                    ---------------------
                                                      1997        1996
                                                    ---------   ---------
ASSETS
    Bonds.........................................  $  32,359   $  29,076
    Common and preferred stocks...................      6,524       4,728
    Mortgage loans................................     10,835       9,564
    Real estate...................................      1,372       1,385
    Policy loans..................................      7,163       6,802
    Other investments.............................      2,026       1,714
    Cash and temporary investments................        572       1,131
    Due and accrued investment income.............        795         764
    Other assets..................................      1,275       1,177
    Separate account assets.......................      8,160       6,339
                                                    ---------   ---------
        Total assets..............................  $  71,081   $  62,680
                                                    ---------   ---------
                                                    ---------   ---------
LIABILITIES AND GENERAL CONTINGENCY RESERVE
    Reserves for policy benefits..................  $  47,343   $  43,209
    Policy benefit and premium deposits...........      1,624       1,567
    Policyowner dividends payable.................      2,640       2,350
    Interest maintenance reserve..................        461         299
    Asset valuation reserve.......................      1,974       1,538
    Income taxes payable..........................      1,043         942
    Other liabilities.............................      3,735       2,921
    Separate account liabilities..................      8,160       6,339
                                                    ---------   ---------
        Total liabilities.........................     66,980      59,165
    General contingency reserve...................      4,101       3,515
                                                    ---------   ---------
        Total liabilities and general contingency
         reserve..................................  $  71,081   $  62,680
                                                    ---------   ---------
                                                    ---------   ---------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF OPERATIONS

(IN MILLIONS)

                                                         FOR THE YEAR ENDED
                                                             DECEMBER 31,
                                                    ------------------------------
                                                      1997       1996       1995
                                                    --------   --------   --------
REVENUE
    Premiums......................................  $ 7,294    $ 6,667    $ 6,196
    Net investment income.........................    4,171      3,836      3,673
    Policy benefits left with Company and other
     income.......................................      861        759        733
                                                    -------    -------    -------
        Total revenue.............................   12,326     11,262     10,602
                                                    -------    -------    -------
BENEFITS AND EXPENSES
    Benefit payments to policyowners and
     beneficiaries:
      Death benefits..............................      775        673        655
      Surrender benefits..........................    1,422      1,182      1,375
      Disability benefits.........................      227        202        174
      Annuity benefits............................      140        128         92
      Matured endowments..........................       58         52         48
      Payments from policy benefits left with
       Company....................................      707        684        590
                                                    -------    -------    -------
        Benefits paid.............................    3,329      2,921      2,934
    Net transfers to separate accounts............      566        579        236
    Net additions to policy reserves..............    4,026      3,701      3,506
                                                    -------    -------    -------
        Total benefits............................    7,921      7,201      6,676
    Operating expenses............................    1,138      1,043      1,026
                                                    -------    -------    -------
        Total benefits and expenses...............    9,059      8,244      7,702
                                                    -------    -------    -------
Gain from operations before income taxes and
 dividends........................................    3,267      3,018      2,900
Policyowner dividends.............................    2,636      2,341      2,111
                                                    -------    -------    -------
Gain from operations before taxes.................      631        677        789
Income tax expense................................      356        452        467
                                                    -------    -------    -------
Net gain from operations..........................      275        225        322
Net realized capital gains........................      414        395        137
                                                    -------    -------    -------
        Net income................................  $   689    $   620    $   459
                                                    -------    -------    -------
                                                    -------    -------    -------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF CHANGES IN GENERAL CONTINGENCY RESERVE

(IN MILLIONS)

                                                      FOR THE YEAR ENDED DECEMBER 31,
                                                      -------------------------------
                                                       1997        1996        1995
                                                      -------     -------     -------
BEGINNING OF YEAR BALANCE.........................    $3,515      $2,786      $2,225
  Net income......................................       689         620         459
  Increase in net unrealized capital gains........       576         295         373
  Increase in investment reserves.................      (526)       (176)       (237)
  Other, net......................................      (153)        (10)        (34)
                                                      -------     -------     -------
  Net increase in general contingency reserve.....       586         729         561
                                                      -------     -------     -------
END OF YEAR BALANCE...............................    $4,101      $3,515      $2,786
                                                      -------     -------     -------
                                                      -------     -------     -------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF CASH FLOWS

(IN MILLIONS)

                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                      ----------------------------------
                                                        1997         1996         1995
                                                      --------     --------     --------
CASH FLOWS FROM OPERATING ACTIVITIES
    Insurance and annuity premiums................    $ 8,093      $ 7,361      $ 6,864
    Investment income received....................      3,928        3,634        3,480
    Net disbursement of policy loans..............       (360)        (326)        (331)
    Benefits paid to policyowners and
     beneficiaries................................     (3,316)      (2,912)      (2,939)
    Net transfers to separate accounts............       (565)        (579)        (236)
    Policyowner dividends paid....................     (2,347)      (2,105)      (1,945)
    Operating expenses and taxes..................     (1,722)      (1,663)      (1,364)
    Other, net....................................        564        1,558          381
                                                      --------     --------     --------
    NET CASH PROVIDED BY OPERATING ACTIVITIES.....      4,275        4,968        3,910
                                                      --------     --------     --------
CASH FLOWS FROM INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED
    Bonds.........................................     38,284       31,942       25,317
    Common and preferred stocks...................      9,057        4,570        2,465
    Mortgage loans................................      1,012        1,253          431
    Real estate...................................        302          178           48
    Other invested assets.........................        398          316          149
                                                      --------     --------     --------
                                                       49,053       38,259       28,410
                                                      --------     --------     --------
COST OF INVESTMENTS ACQUIRED
    Bonds.........................................     41,169       35,342       27,596
    Common and preferred stocks...................      9,848        4,463        2,562
    Mortgage loans................................      2,309        2,455        1,883
    Real estate...................................        202          125          202
    Other invested assets.........................        359          255          336
                                                      --------     --------     --------
                                                       53,887       42,640       32,579
                                                      --------     --------     --------
    NET CASH USED IN INVESTING ACTIVITIES.........     (4,834)      (4,381)      (4,169)
                                                      --------     --------     --------
NET (DECREASE) INCREASE IN CASH AND TEMPORARY
 INVESTMENTS......................................       (559)         587         (259)
CASH AND TEMPORARY INVESTMENTS, BEGINNING OF
 YEAR.............................................      1,131          544          803
                                                      --------     --------     --------
CASH AND TEMPORARY INVESTMENTS, END OF YEAR.......    $   572      $ 1,131      $   544
                                                      --------     --------     --------
                                                      --------     --------     --------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 1997, 1996 AND 1995

NOTE 1 -- PRINCIPAL ACCOUNTING POLICIES

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company ("Company") and its wholly-owned life insurance subsidiary, Northwestern Long Term Care Insurance Company ("Subsidiary"). The Company offers life, annuity and disability income products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting"). Prior to December 15, 1995, these policies were considered generally accepted accounting principles ("GAAP") for mutual life insurance enterprises. However, in April 1993, the Financial Accounting Standards Board issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance Companies and Other Enterprises," which established a different definition of GAAP for mutual life insurance enterprises. Under the Interpretation, financial statements of mutual life insurance enterprises for periods beginning after December 15, 1995 which are prepared on the statutory basis of accounting are no longer characterized as being in conformity with GAAP.

Financial statements prepared on the statutory basis of accounting vary from financial statements prepared on a GAAP basis primarily because on a GAAP basis
(1) policy acquisition costs are deferred and amortized, (2) investment valuations and insurance reserves are based on different assumptions, (3) funds received under deposit-type contracts are not reported as premium revenue, and
(4) deferred taxes are provided for temporary differences between book and tax basis of certain assets and liabilities. The effects on the financial statements of the differences between the statutory basis of accounting and GAAP are material to the Company.

The preparation of financial statements in conformity with the statutory basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these estimates.

INVESTMENTS

The Company's investments are valued on the following bases:

Bonds                           --   Amortized cost using the interest method; loan-backed and
                                      structured securities are amortized using estimated
                                      prepayment rates and, generally, the prospective adjustment method
Common and preferred stocks     --   Common stocks are carried at market value, preferred stocks are generally carried at cost, and unconsolidated
                                      subsidiaries are recorded as equity in subsidiaries' net
                                      assets
Mortgage loans                  --   Amortized cost
Real estate                     --   Lower of cost, less depreciation and encumbrances, or
                                      estimated net realizable value
Policy loans                    --   Unpaid principal balance, which approximates fair value
Other investments               --   Consists primarily of joint ventures which are valued at
                                      equity in ventures' net assets
Cash and temporary investments  --   Amortized cost, which approximates fair value

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

CASH AND TEMPORARY INVESTMENTS

Temporary investments consist of debt securities that have maturities of one year or less at acquisition.

NET INVESTMENT INCOME

Net investment income includes interest and dividends received or due and accrued on debt securities and stocks, equity in unconsolidated subsidiaries' earnings and the Company's prorated portion of joint venture income. Net investment income is reduced by investment management expenses, real estate depreciation and depletion related to energy assets.

INTEREST MAINTENANCE RESERVE

The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of tax, on fixed income investments resulting from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the approximate remaining term to maturity of the investment sold.

ASSET VALUATION RESERVE

The Company is required to maintain an asset valuation reserve ("AVR"). The AVR establishes a general reserve for invested assets held by the Company using a formula prescribed by state regulations. The AVR is designed to stabilize the general contingency reserves against potential declines in the value of investments.

SEPARATE ACCOUNT BUSINESS

Separate account assets and related policy liabilities represent the segregation of funds deposited by "variable" life insurance and annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of Company-managed mutual funds and/or a fixed interest rate option. Separate account assets are reported at fair market value.

RESERVES FOR POLICY BENEFITS

Reserves for policy benefits are determined by actuarial estimates based on mortality and morbidity experience tables and valuation interest rates prescribed by the Office of the Commissioner of Insurance of the State of Wisconsin. See Note 3.

PREMIUM REVENUE AND OPERATING EXPENSES

Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity and disability income premiums are recognized when received by the Company. Operating expenses, including costs of acquiring new policies, are charged to operations as incurred.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

POLICYOWNER DIVIDENDS

All life insurance policies, and certain annuity and disability income policies, issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved.

RECLASSIFICATION

Certain 1996 and 1995 financial statement balances have been reclassified to conform to the current year presentation.

NOTE 2 -- INVESTMENTS

DEBT SECURITIES

Debt securities consist of all bonds and fixed-maturity preferred stocks. The estimated market values of debt securities are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

Statement value, which principally represents amortized cost, and estimated market value of the Company's debt securities at December 31, 1997 and 1996 are as follows:

                                                                  RECONCILIATION TO ESTIMATED MARKET
                                                                                 VALUE
                                                                ---------------------------------------
                                                                   GROSS          GROSS       ESTIMATED
                                                    STATEMENT    UNREALIZED     UNREALIZED     MARKET
DECEMBER 31, 1997                                     VALUE     APPRECIATION   DEPRECIATION     VALUE
--------------------------------------------------  ---------   ------------   ------------   ---------
                                                                       (IN MILLIONS)
US Government and political obligations...........  $ 3,695       $  336          $  (3)      $ 4,028
Mortgage-backed securities........................    7,015          264             (4)        7,275
Corporate and other debt securities...............   21,649        1,098           (208)       22,539
                                                    -------     ---------        ------       --------
                                                     32,359        1,698           (215)       33,842
Preferred stocks..................................      167            4             (2)          169
                                                    -------     ---------        ------       --------
Total.............................................  $32,526       $1,702          $(217)      $34,011
                                                    -------     ---------        ------       --------
                                                    -------     ---------        ------       --------


                                                                  RECONCILIATION TO ESTIMATED MARKET
                                                                                 VALUE
                                                                ---------------------------------------
                                                                   GROSS          GROSS       ESTIMATED
                                                    STATEMENT    UNREALIZED     UNREALIZED     MARKET
DECEMBER 31, 1996                                     VALUE     APPRECIATION   DEPRECIATION     VALUE
--------------------------------------------------  ---------   ------------   ------------   ---------
                                                                       (IN MILLIONS)
US Government and political obligations...........  $ 4,789       $  171          $  (2)      $ 4,958
Mortgage-backed securities........................    6,747          179            (38)        6,888
Corporate and other debt securities...............   17,540          776            (99)       18,217
                                                    --------    ---------        ------       --------
                                                     29,076        1,126           (139)       30,063
Preferred stocks..................................       84            6             (1)           89
                                                    --------    ---------        ------       --------
Total.............................................  $29,160       $1,132          $(140)      $30,152
                                                    --------    ---------        ------       --------
                                                    --------    ---------        ------       --------

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

The statement value of debt securities by contractual maturity at December 31, 1997 and 1996 is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    DECEMBER 31,   DECEMBER 31,
                                                        1997           1996
                                                    ------------   ------------
                                                           (IN MILLIONS)
Due in one year or less...........................    $   605        $   457
Due after one year through five years.............      4,878          4,077
Due after five years through ten years............      9,760          7,802
Due after ten years...............................     10,268         10,077
                                                    ------------   ------------
                                                       25,511         22,413
Mortgage-backed securities........................      7,015          6,747
                                                    ------------   ------------
                                                      $32,526        $29,160
                                                    ------------   ------------
                                                    ------------   ------------

STOCKS

The estimated market values of common and perpetual preferred stocks are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

The cost of common and preferred stock held by the Company at December 31, 1997 and 1996 is $5.0 billion and $3.7 billion, respectively.

MORTGAGE LOANS AND REAL ESTATE

Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of geographic locations and types of properties.

The fair value of mortgage loans as of December 31, 1997 and 1996 was approximately $11.5 billion and $9.8 billion, respectively. The fair value of the mortgage loan portfolio is estimated by discounting the future estimated cash flows using current interest rates of debt securities with similar credit risk and maturities, or utilizing net realizable values.

At December 31, 1997, real estate includes $61 million acquired through foreclosure and $124 million of home office real estate. In 1997 and 1996, the Company recorded unrealized losses of $2 million and $43 million, respectively, for the excess of carrying value over fair value of certain real estate investments and mortgage loans.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

REALIZED GAINS AND LOSSES

Realized investment gains and losses for the years ended December 31, 1997, 1996 and 1995 are as follows:

                                             FOR THE YEAR ENDED                        FOR THE YEAR ENDED
                                              DECEMBER 31, 1997                         DECEMBER 31, 1996
                                   ---------------------------------------   ---------------------------------------
                                                                   NET                                       NET
                                                                REALIZED                                  REALIZED
                                    REALIZED      REALIZED        GAINS       REALIZED      REALIZED        GAINS
                                      GAINS        LOSSES       (LOSSES)        GAINS        LOSSES       (LOSSES)
                                   -----------   -----------   -----------   -----------   -----------   -----------
                                                                     (IN MILLIONS)
Bonds............................  $      518    $     (269)   $      249    $      396    $     (383)   $       13
Common and preferred Stocks......         533          (150)          383           580          (115)          465
Mortgage loans...................          14           (14)            -             2           (15)          (13)
Real estate......................         100            (2)           98            36             0            36
Other invested assets............         338          (105)          233           204           (51)          153
                                   -----------   -----------        -----    -----------   -----------        -----
                                   $    1,503    $     (540)   $      963    $    1,218    $     (564)   $      654
                                   -----------   -----------        -----    -----------   -----------        -----
                                   -----------   -----------        -----    -----------   -----------        -----
Less: Capital gains taxes........                                     340                                       224
Less: IMR deferrals..............                                     209                                        35
                                                                    -----                                     -----
Net realized capital gains.......                              $      414                                $      395
                                                                    -----                                     -----
                                                                    -----                                     -----

                                             FOR THE YEAR ENDED
                                              DECEMBER 31, 1995
                                   ---------------------------------------
                                                                   NET
                                                                REALIZED
                                    REALIZED      REALIZED        GAINS
                                      GAINS        LOSSES       (LOSSES)
                                   -----------   -----------   -----------

Bonds............................  $      576    $     (130)   $      446
Common and preferred Stocks......         574          (429)          145
Mortgage loans...................           2           (32)          (30)
Real estate......................          14            (3)           11
Other invested assets............         188           (95)           93
                                   -----------   -----------   -----------
                                   $    1,354    $     (689)   $      665
                                   -----------   -----------   -----------
                                   -----------   -----------   -----------
Less: Capital gains taxes........                                     239
Less: IMR deferrals..............                                     289
                                                               -----------
Net realized capital gains.......                              $      137
                                                               -----------
                                                               -----------

SECURITIES LENDING

The Company has entered into a securities lending agreement whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Collateral assets received and related liability due to counterparties of $1.5 billion and $1.0 billion are included in the consolidated statements of financial position at December 31, 1997 and 1996, respectively, and approximate the statement value of securities loaned at those dates.

INVESTMENT IN MGIC

The Company owns 18.4% (20.9 million shares) of the outstanding common stock of MGIC Investment Corporation ("MGIC"). This investment is accounted for using the equity method. At December 31, 1997, the market value of the Company's investment in MGIC exceeded the statement value of $273 million by $768 million.

In July 1995, the Company entered into a forward contract with a brokerage firm to deliver 8.8 million to 10.7 million shares of MGIC (or cash in an amount equal to the market value of the MGIC shares at contract maturity) in August, 1998, in exchange for a fixed cash payment of $247 million ($24 per share). The Company's objective in entering into the forward contract was to hedge against depreciation in the value of its MGIC holdings during the contract period below the initial spot price of $24, while partially participating in appreciation, if any, during the forward contract's duration.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates, foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, options and swaps. In addition to the use of derivatives for hedging purposes, equity swaps were held for investment purposes during 1997.

The Company held the following positions for hedging purposes at December 31, 1997:

DERIVATIVE FINANCIAL INSTRUMENT                NOTIONAL AMOUNTS               RISKS REDUCED
--------------------------------------------- ------------------  ---------------------------------------------
                                                (IN MILLIONS)

Foreign Currency Forward Contracts...........         $564          Currency exposure on foreign denominated
                                                                     investments.
Common Stock Futures.........................          327          Stock market price fluctuation.
Bond Futures.................................           95          Bond market price fluctuation.
Options to acquire Interest Rate Swaps.......          530          Interest rates payable on certain annuity and
                                                                    insurance contracts.
Foreign Currency and Interest Rate Swaps.....          209          Interest rates on variable rate notes and
                                                                    currency exposure on foreign denominated
                                                                     bonds.

The notional or contractual amounts of derivative financial instruments are used to denominate these types of transactions and do not represent the amounts exchanged between the parties.

The notional amount of equity swaps outstanding at December 31, 1997 was $143 million.

The hedges are recorded by the Company in the same manner as the underlying investments. Foreign currency forwards, foreign currency swaps, stock futures, and options to acquire interest rate swaps are reported at market value. There is no statement value reported for interest rate swaps and bond futures prior to the settlement of the contract. Changes in the values of these contracts are expected to offset gains and losses on the hedged items. For hedges reported at market value, gains and losses are unrealized until expiration of the contract. The effect of derivative transactions is not material to the Company's results of operations or financial position.

NOTE 3 -- RESERVES FOR POLICY BENEFITS

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method ("CRVM") with interest rates ranging from 3 1/2% to 5 1/2%. Other life policy reserves are based primarily on the net level premium method employing various mortality tables at interest rates ranging from 2% to 4 1/2%.

Deferred annuity reserves on contracts issued since 1985 are valued using CRVM with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on the contract value. Immediate annuity reserves are based on present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are estimated using the net level premium method, a 3% to 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments using primarily the 1985 CIDA (modified for Company experience in the first two years of disability) with interest rates ranging from 3% to 5 1/2%.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity based on past experience. Actual future experience could differ from these estimates.

NOTE 4 -- EMPLOYEE AND AGENT BENEFIT PLANS


The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and agents. The expense associated with these plans is generally recorded by the Company in the period contributions to the plans are funded. As of January 1, 1997, the most recent actuarial valuation date available, the defined benefit plans were fully funded. In addition, the Company has a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for all full-time agents. The Company's contributions are expensed in the period contributions required under the plan. The defined benefit and defined contribution plans' assets of $1.4 billion at December 31, 1997 are primarily invested in the separate accounts of the Company.


In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Postretirement benefit cost for the year ended December 31, 1997 was a net benefit of $1.3 million; it includes the expected cost of postretirement benefits for newly eligible and vested employees, interest cost and return on plan assets totaling $3.6 million, offset by gains from favorable differences between actuarial assumptions and actual experience of $4.9 million.

                                    DECEMBER 31,          DECEMBER 31,
                                        1997                  1996
                                --------------------  --------------------
Unfunded postretirement
 benefit obligation for
 retirees and other fully
 eligible employees (Accrued
 in statement of financial
 position)....................  $34 million           $35 million
Estimated postretirement
 benefit obligation for active
 non-vested employees (Not
 accrued until employee
 vests).......................  $50 million           $43 million
Discount rate.................  7%                    7%
Health care cost trend rate...  10% to an ultimate    10% to an ultimate
                                 5%, declining 1%      5%, declining 1%
                                 for 5 years           for 5 years

If the health care cost trend rate assumptions were increased by 1%, the accrued postretirement benefit obligation as of December 31, 1997 would be increased by $4 million.

At December 31, 1997, the recorded postretirement benefit obligation was reduced by $20 million for assets funded for postretirement health care benefits.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

NOTE 5 -- REINSURANCE


In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding to reinsurers under excess coverage and co-insurance contracts. The Company retains a maximum of $15 million of coverage per individual life and $20 million maximum of coverage per joint life. The Company has an excess reinsurance contract for disability income policies with retention limits varying based upon coverage type.


The amounts shown in the accompanying consolidated financial statements are net of reinsurance activity. Benefit reserves at December 31, 1997 and 1996 are reported net of reinsurance of $435 million and $355 million, respectively. The effect of reinsurance on premiums and benefits for the years ended December 31, 1997, 1996 and 1995 is as follows:

                                                     1997      1996      1995
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Direct premiums...................................  $7,647    $7,064    $6,452
Reinsurance ceded.................................    (353)     (397)     (256)
                                                    -------   -------   -------
Net premium revenue...............................  $7,294    $6,667    $6,196
                                                    -------   -------   -------
                                                    -------   -------   -------
Benefits to policyowners and beneficiaries........  $8,057    $7,348    $6,818
Reinsurance recoveries............................    (136)     (147)     (142)
                                                    -------   -------   -------
Net benefits to policyowners and beneficiaries....  $7,921    $7,201    $6,676
                                                    -------   -------   -------
                                                    -------   -------   -------

In addition, the Company received $115 million, $93 million and $67 million in 1997, 1996 and 1995 respectively, from reinsurers representing reimbursement of commissions and other expenses. These amounts are included in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies

NOTE 6 -- INCOME TAXES

Provisions for income taxes are based on current income tax payable without recognition of deferred taxes. The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1988 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes which may become due with respect to the open years.

The Company's effective tax rate on gains from operations before income tax expense (after dividends) in 1997, 1996 and 1995 were 56%, 67% and 60%, respectively. The Company's effective tax rate exceeds the federal corporate rate of 35% because, (1) the Company pays a tax that is assessed only on mutual life insurance companies which treats a portion of policyholder dividends like nondeductible dividends paid to shareholders of stock companies ("equity tax"), and (2) the Company must capitalize and amortize (as opposed to immediately deducting) an amount deemed to represent the cost of acquiring new business ("DAC tax").

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

NOTE 7 -- CONTINGENCIES

The Company has guaranteed certain obligations of its affiliates. These guarantees totaled approximately $112 million at December 31, 1997 and are generally supported by the underlying net asset values of the affiliates.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's financial condition.

             [LOGO]
[LOGO]
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of operations, of changes in general contingency reserve and of cash flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our report dated January 24, 1996, we expressed an opinion that the 1995 consolidated financial statements, prepared using accounting practices prescribed or permitted by the Insurance Departments of the states in which the Company and its subsidiary were domiciled (statutory basis of accounting), were presented fairly, in all material respects, in conformity with generally accepted accounting principles. As described in Note 1 to these financial statements, pursuant to the pronouncement of the Financial Accounting Standards Board, financial statements of mutual life insurance enterprises prepared using accounting practices prescribed or permitted by insurance regulators (statutory basis of accounting) are no longer considered presentations in conformity with generally accepted accounting principles. Accordingly, our present opinion on the presentation of the 1995 financial statements, as presented herein, is different from that expressed in our previous report.

As described in Note 1, these consolidated financial statements were prepared in conformity with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from generally accepted accounting principles. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1997 and 1996, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 1997 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1997 and 1996 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, on the basis of accounting described in Note 1.

                                        /s/ PRICE WATERHOUSE LLP

January 26, 1998

                                  TABLE OF CONTENTS



                                                                          PAGE
                                                                          ----

DISTRIBUTION OF THE CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . B-2

DETERMINATION OF ANNUITY PAYMENTS. . . . . . . . . . . . . . . . . . . . . B-2
     Amount of Annuity Payments. . . . . . . . . . . . . . . . . . . . . . B-2
     Annuity Unit Value. . . . . . . . . . . . . . . . . . . . . . . . . . B-3
     Illustrations of Variable Annuity Payments. . . . . . . . . . . . . . B-3

VALUATION OF ASSETS OF THE ACCOUNT . . . . . . . . . . . . . . . . . . . . B-4

TRANSFERABILITY RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . B-4

PERFORMANCE DATA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-4

EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-6

FINANCIAL STATEMENTS OF THE ACCOUNT. . . . . . . . . . . . . . . . . . . . B-7
(for the two years ended December 31, 1997)

REPORT OF INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . . B-13
(for the two years ended December 31, 1997)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE . . . . . . . . . . . . . B-14
(for the three years ended December 31, 1997)

REPORT OF INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . . B-27
(for the three years ended December 31, 1997)

                                       PART C
                                 OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements
          The financial statements of NML Variable Annuity Account B and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.


          NML VARIABLE ANNUITY ACCOUNT B
          (for the two years ended December 31, 1997)
            Statement of Assets and Liabilities
            Statement of Operations and Changes in Equity
            Notes to Financial Statements
            Report of Independent Accountants


          THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
          (for the three years ended December 31, 1997)
            Consolidated Statement of Financial Position
            Consolidated Summary of Operations
            Consolidated Statement of Changes in General Contingency Reserve Consolidated Statement of Cash Flows
            Notes to Consolidated Statutory Financial Statements
            Report of Independent Accountants

     (b)  Exhibits

          Exhibit B(11)  Consent of Price Waterhouse LLP.

     The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-36865, CIK 0000742277, dated October 1, 1997, and is incorporated herein by reference.

          Exhibit A(6)(c)     Amendments to By-Laws of The Northwestern Mutual
                              Life Insurance dated July 23, 1997.

     The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-36865, CIK 0000742277, dated February 27, 1998, and is incorporated herein by reference.

          Exhibit A(6)(c)(1)  Amendments to By-Laws of The Northwestern Mutual
                              Life Insurance Company dated January 28, 1998.

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company as of
February 1, 1998, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES

Name                                         Business Address
----                                         ----------------

R. Quintus Anderson                          Aarque Capital Corporation
                                             111 West Second Street
                                             Jamestown, NY 14701

Edward E. Barr                               Sun Chemical Corporation
                                             222 Bridge Plaza South
                                             Fort Lee, NJ  07024

Gordon T. Beaham III                         Faultless Starch/Bon Ami Co.
                                             1025 West Eighth Street
                                             Kansas City, MO 64101

Robert C. Buchanan                           Fox Valley Corporation
                                             P.O. Box 727
                                             Appleton, WI  54912

Robert E. Carlson                            The Northwestern Mutual Life
                                               Insurance Company
                                             20 East Wisconsin Avenue
                                             Milwaukee, WI 53202

George A. Dickerman                          Spalding Sports Worldwide
                                             425 Meadow Street
                                             P.O. Box 901
                                             Chicopee, MA  01021-0901

Pierre S. du Pont                            Richards, Layton and Finger
                                             1 Rodney Square
                                             Wilmington, DE 19801

James D. Ericson                             The Northwestern Mutual Life
                                               Insurance Company
                                             720 East Wisconsin Avenue
                                             Milwaukee, WI 53202

J. E. Gallegos                               Gallegos Law Firm
                                             460 St. Michaels Drive
                                             Building 300
                                             Santa Fe, NM 87501

Stephen N. Graff                             805 Lone Tree Road
                                             Elm Grove, WI 53122-2014

Patricia Albjerg Graham                      420 Gutman
                                             Graduate School of Education
                                             Harvard University
                                             Cambridge, MA  02138

Stephen F. Keller                            101 South Las Palmas Avenue
                                             Los Angeles, CA 90004

Barbara A. King                              Landscape Structures, Inc.
                                             Route 3
                                             601 - 7th Street South
                                             Delano, MN 55328

J. Thomas Lewis                              Suite 1024
                                             228 St. Charles Avenue
                                             New Orleans, LA 70130

Daniel F. McKeithan, Jr.                     Tamarack Petroleum Company, Inc.
                                             Suite 1920
                                             777 East Wisconsin Avenue
                                             Milwaukee, WI 53202

Guy A. Osborn                                Universal Foods Corp.
                                             433 East Michigan Street
                                             Milwaukee, WI 53202

Timothy D. Proctor                           Glaxo Wellcome Inc.
                                             P.O. Box 13398
                                             5 Moore Drive
                                             Research Triangle Park, NC  27709

Donald J. Schuenke                           The Northwestern Mutual
                                               Life Insurance Company
                                             720 East Wisconsin Avenue
                                             Milwaukee, WI 53202

H. Mason Sizemore, Jr.                       The Seattle Times
                                             P.O. Box 70
                                             Seattle, WA  98111

Harold B. Smith, Jr.                         Illinois Tool Works, Inc.
                                             3600 West Lake Avenue
                                             Glenview, IL 60625-5811

Sherwood H. Smith, Jr.                       Carolina Power & Light Company
                                             P.O. Box 1551
                                             Raleigh, NC  27602

John E. Steuri                               52 River Ridge Road
                                             Little Rock, AR  72227-1518

John J. Stollenwerk                          Allen-Edmonds Shoe Corporation
                                             201 East Seven Hills Road
                                             P.O. Box 998
                                             Port Washington, WI 53074-0998

Barry L. Williams                            Williams Pacific Ventures, Inc.
                                             100 First Street
                                             Suite 2350
                                             San Francisco, CA 94105

Kathryn D. Wriston                           c/o Shearman & Sterling
                                             599 Lexington Avenue
                                             Room 1126
                                             New York, NY 10022

EXECUTIVE OFFICERS

     Name                                               Title
     ----                                               -----

Deborah A. Beck                 Senior Vice President
William H. Beckley              Senior Vice President
Robert J. Berdan                Vice President
John M. Bremer                  Executive Vice President, General Counsel and
                                 Secretary
Peter W. Bruce                  Executive Vice President
Robert E. Carlson               Executive Vice President and Trustee
Steven T. Catlett               Vice President
Mark G. Doll                    Senior Vice President
Thomas E. Dyer                  Vice President
James D. Ericson                President and Chief Executive Officer, Trustee
Richard L. Hall                 Senior Vice President
William C. Koenig, FSA          Senior Vice President and Chief Actuary
Gary E. Long                    Vice President and Controller
Susan A. Lueger                 Vice President
Meridee J. Maynard              Vice President
Donald L. Mellish               Senior Vice President
Bruce L. Miller                 Senior Vice President
Gregory C. Oberland             Vice President
Barbara F. Piehler              Vice President
James F. Reiskytl               Vice President
Mason G. Ross                   Senior Vice President
John E. Schlifske               Vice President
Leonard F. Stecklein            Senior Vice President - Policyowner Services
Frederic H. Sweet               Senior Vice President
Dennis Tamcsin                  Senior Vice President
Martha M. Valerio               Vice President
W. Ward White                   Vice President
Walt J. Wojcik                  Senior Vice President
Edward J. Zore                  Executive Vice President

OTHER OFFICERS

     Name                                               Title
     ----                                               -----

John M. Abbott                  Associate Director - Benefits Research
Maria J. Avila                  Assistant Controller
Michael J. Backus               Associate Director of Information Systems
John E. Bailey                  Senior Actuary
Nicholas H. Bandow              Assistant Director-Information Systems
Lynn F. Bardele                 Assistant Director - Field Training &
                                 Development
Margaret A. Barkley             Assistant Director
Walter L. Barlow                Assistant Director of Education
Sandra L. Barton                Assistant Director - Marketing
Bradford P. Bauer               Assistant Director - Advanced Marketing
Beth M. Berger                  Assistant General Counsel & Assistant
                                  Secretary
Frederick W. Bessette           Assistant General Counsel & Asst. Secretary
Carrie L. Bleck                 Assistant Director
D. Rodney Bluhm                 Assistant General Counsel
Timothy J. Bohannon             Vice President
Willette Bowie                  Employee Relations Director
Mark C. Boyle                   Assistant General Counsel & Asst. Secretary
Martin R. Braasch               Director - Underwriting Standards & Services
Patricia R. Braeger             Associate Director - Information Systems
James A. Brewer                 Investment Research Officer
William J. Buholzer             Employee Relations Director
Michael S. Bula                 Assistant General Counsel
Jerry C. Burg                   Associate Director - Field Benefits
Gregory B. Bynan                Director - Corporate Services
Kim M. Cafaro                   Assistant General Counsel & Asst. Secretary
Shanklin B. Cannon, M.D.        Medical Director - Life Products/Research
Terese J. Capizzi               Actuarial Products Officer
Kurt P. Carbon                  Assistant Regional Director
Michael G. Carter               Assistant General Counsel & Asst. Secretary
William W. Carter               Associate Actuary
John E. Caspari                 Assistant Director - Advertising & Corporate
                                  Information
Walter J. Chossek               Associate Controller
Thomas R. Christenson           Director - Employer Product Services
Eric P. Christophersen          Associate Director
Alan E. Close                   Associate Controller
Carolyn M. Colbert              Assistant Director - New Business
Margaret Winter Combe           Director - Corporate Development
Virginia A. Corwin              Assistant Director - New Business
Barbara E. Courtney             Associate Director - Mutual Funds
Larry A. Curran                 Actuarial Administrative Officer
Dennis J. Darland               Assistant Director - Disability Income
Thomas H. Davis                 Associate Director - Information Systems
Nicholas De Fino                Assistant Director

David J. Derfus                 Assistant Controller
Carol A. Detlaf                 Director - Annuity Administration
Colleen Devlin                  Assistant Director - Communications
Joseph Dobering, III            Director - Underwriting Standards & Services
Jennifer L. Docea               Assistant Actuary
Lisa C. Dodd                    Associate Actuary
Richard P. Dodd                 Assistant Director - Agency
Daniel C. Dougherty             Director - Personal Markets
Margaret T. Dougherty           Assistant Director - Information Systems
John R. Dowell                  Director - Workforce Diversity
William O. Drehfal              Assistant Director - Media Services
Jeffrey S. Dunn                 Vice President
John E. Dunn                    Assistant General Counsel & Secretary
Somayajulu Durvasula            Associate Director - Field Financial
James R. Eben                   Assistant General Counsel and Assistant
                                  Secretary
Thomas F. Fadden                Assistant Director - Information Systems
Christina H. Fiasca             Director - Policyowner Services
Zenia J. Fieldbinder            Assistant Director - Annuity Accumulation
Richard F. Fisher               Senior Actuary
Dennis J. Fitzpatrick           Director - Advanced Marketing
Jon T. Flaschner                Director - Policyowner Services
Carol J. Flemma                 Assistant Director - Marketing
Donald Forecki                  Investment Officer
Phillip B. Franczyk             Vice President
Stephen H. Frankel              Vice President
Anne A. Frigo                   Assistant Director - New Business
Richard R. Garthwait            Vice President - Field Financial
David L. Georgenson             Director - Agent Development
Paulette A. Getschman           Assistant Director - Policyowner Services
James W. Gillespie              Vice President
Walter M. Givler                Director - Corporate Services
Robert P. Glazier               Director - New Business
Robert K. Gleeson, M.D.         Vice President - Medical Director
Mark J. Gmach                   Assistant Regional Director - Agency
David Lee Gosse                 Assistant Director - Disability Benefits
William F. Grady                Director of Field Finances
John M. Grogan                  Director - Disability Income
Thomas C. Guay                  Associate Director - Field Financial
Thomas P. Hamilton              Associate Director - Information Systems
Lori A. Hanes                   Director - Human Resources
William M. Harris               Assistant Regional Director - South
Dennis R. Hart                  Assistant Director - Agent Development
James C. Hartwig                Vice President - Advanced Marketing
Paul F. Heaton                  Assistant General Counsel and Assistant
                                  Secretary
William L. Hegge                Associate Director of Telecommunications
Wayne F. Heidenreich            Associate Medical Director
Jacquelyn F. Heise              Associate Director - Information Systems
Robert L. Hellrood              Director - New Business
Herbert F. Hellwig              Assistant Director - Personal Markets

Jane A. Herman                  Director - Term Upgrade
Gary M. Hewitt                  Vice President & Treasurer
Donna R. Higgins                Associate Director - Information Systems
David L. Hilbert                Investment Officer
Susan G. Hill                   Assistant Director
John D. Hillmer                 Assistant Director - Information Systems
Hugh L. Hoffman                 Assistant Director - Information Systems
Richard S. Hoffmann             Director - Audit
Bruce Holmes                    Associate Actuary
Scott C. Iodice                 Assistant Director - Agency
Joseph P. Jansky                Assistant Director - Corporate Planning
Meg E. Jansky                   Assistant Director
Michael D. Jaquint              Assistant Actuary
Dolores A. Juergens             Associate Director of Restaurant Operations
Marilyn J. Katz                 Assistant Director - Medical Consultants
John C. Kelly                   Associate Controller
Michael P. Kelly                Assistant Director - Agency
Kevin C. Kennedy                Assistant Director - Architecture
James B. Kern                   Regional Director - Central Region
Carson D. Keyes                 Vice President
Donald C. Kiefer                Vice President
Brian J. Klink                  Director - Research
Allen B. Kluz                   Director - Field Financial
Beatrice C. Kmiec               Assistant Regional Director - East
William S. Koch                 Assistant Regional Director - Agency
John L. Kordsmeier              Director - Human Resources
Robert J. Kowalsky              Assistant Director - Information Systems
Carol L. Kracht                 Assistant General Counsel & Asst. Secretary
Jeffrey J. Krygiel              Assistant Actuary
Todd L. Laszewski               Associate Actuary
Patrick J. Lavin                Director - Disability Benefits
James L. Lavold                 Associate Director - Meetings
Russell M. Lemken               Associate Director - Consumer Research
Elizabeth J. Lentini            Assistant General Counsel & Secretary
Sally Jo Lewis                  Assistant General Counsel & Asst. Secretary
Mark P. Lichtenberger           Associate Director - LINK Technical Planning
Steven M. Lindstedt             Assistant Director - Information Systems
Melissa C. Lloyd                Assistant Director - Advanced Marketing
James Lodermeier                Assistant Director - Tax Planning
George R. Loxton                Assistant General Counsel & Assistant
                                  Secretary
Mary M. Lucci                   Director - New Business
Christine M. Lucia              Human Resources Officer
Mark J. Lucius                  Corporate Information Officer
Merrill C. Lundberg             Assistant General Counsel & Asst. Secretary
Jon K. Magalska                 Associate Actuary
Jean M. Maier                   Director - Life Benefits
Joseph Maniscalco               Associate Director - Information Systems
Jeffrey S. Marks                Multi Life, Research & Reinsurance
                                  Officer
Steve Martinie                  Assistant General Counsel & Asst. Secretary

Ted A. Matchulat                Actuarial Products Officer
Margaret McCabe                 Associate Director - Policy Benefits Systems
Richard A. McComb               Director - Human Resources
William L. McCown               Vice President & Investment Counsel
Paul E. McElwee                 Assistant General Counsel & Asst. Secretary
James L. McFarland              Assistant General Counsel & Secretary
Mary C. McIntosh                Associate Director - Field Financial
Daniel E. McGinley              Assistant Director - Management Development
Mark J. McLennon                Assistant Director - Advanced Marketing
Robert J. Meiers                Ad Valorem Tax Manager
Larry S. Meihsner               Assistant General Counsel & Assistant
                                  Secretary
Robert G. Meilander             Vice President
Charles L. Messler              Director - Natural Gas Sales
Richard E. Meyers               Assistant General Counsel
Jay W. Miller                   Vice President & Tax Counsel
Sara K. Miller                  Vice President
Jill Mocarski                   Assistant Medical Director
Tom M. Mohr                     Director of Policyowner Services - South
Richard C. Moore                Associate Actuary
Scott J. Morris                 Assistant General Counsel and Assistant
                                  Secretary
Sharon A. Morton                Investment Officer
Adrian J. Mullin                Assistant Director - Personal Markets
Randolph J. Musil               Assistant Director - Advanced Marketing
David K. Nelson                 Assistant General Counsel
Ronald C. Nelson                Director
Timothy Nelson                  Assistant Director - Marketing
James J. Nemec                  Vice President
Karen M. Niessing               Director - Policyowner Services
Daniel J. O'Meara               Director - Field Financial
John K. O'Meara                 Assistant Director - Advanced Marketing
Mary Joy O'Meara                Assistant Director - Advanced Marketing
Kathleen A. Oman                Associate Director - Information Systems
Thomas A. Pajewski              Investment Research Officer
Arthur V. Panighetti            Director - Tax Planning
Christen L. Partleton           Associate Director - Policyowner Services
David W. Perez                  Assistant General Counsel
Judith L. Perkins               Assistant General Counsel & Asst. Secretary
Wilson D. Perry                 Assistant General Counsel & Asst. Secretary
Gary N. Peterson                Actuary
John C. Peterson                Director of Policyowner Services - West
Harvey W. Pogoriler             Assistant General Counsel
Randolph R. Powell, M.D.        Medical Director
Mark A. Prange                  Associate Director - Information Systems
Brian R. Pray                   Assistant Regional Director - New Business
David R. Remstad                Senior Actuary
David R. Retherford             Assistant Director of New Business - Central
Stephen M. Rhode                Assistant Director - Qualified Benefits
Richard R. Richter              Vice President
Daniel A. Riedl                 Assistant General Counsel

Marcia Rimai                    Vice President - Litigation Counsel
Michael J. Riordan              Assistant General Counsel
Kathleen M. Rivera              Vice President - Insurance Counsel
Faith B. Rodenkirk              Assistant Director - Group Marketing
James S. Rolfsmeyer             Assistant Director - Information Systems
Larry R. Roscoe                 Assistant Director - Compliance
Lora A. Rosenbaum               Director - New Business
Robert K. Roska                 Associate Director - Information Systems
Sue M. Roska                    Director - Systems and Services
Harry L. Ruppenthal             Director of Policyowner Services - East
Stephen G. Ruys                 Assistant Director - Information Systems
Santo Saliture                  Associate Director of Advertising & Corporate
                                  Information
Rose Kordich Sasich             Assistant Director of Systems
Mary Ann Schachtner             Assistant Director - Field Training &
                                  Development
Linda Ann Schaefer              Assistant Director - Marketing
Thomas F. Scheer                Assistant General Counsel & Asst. Secretary
Carlen A. Schenk                Assistant Director
Jane A. Schiltz                 Vice President - Disability Income
Kathleen H. Schluter            Assistant General Counsel & Secretary
Calvin R. Schmidt               Associate Director - Information Systems
John O. Schnorr                 Assistant Director
Margaret R. Schoewe             Vice President - Information Systems
Todd M. Schoon                  Assistant Regional Director - Agency
John F. Schroeder               Associate Director of Field Office Real Estate
Melva T. Seabron                Director - Corporate Services
Norman W. Seguin, II            Investment Officer - Ad Valorem Taxes
Catherine L. Shaw               Assistant General Counsel & Asst. Secretary
John E. Sheaffer, Jr.           Assistant Director - Agent Development
Janet Z. Silverman              Human Resources Officer
Stephen M. Silverman            Assistant General Counsel
David W. Simbro                 Senior Actuary
Paul W. Skalecki                Associate Actuary
Cynthia S. Slavik               Assistant Director - Environmental Engineer
Ignatius L. Smetek              Director - Common Stocks
Landon T. Smith                 Assistant Director - Replacements
Mark W. Smith                   Assistant General Counsel & Asst. Secretary
Warren L. Smith, Jr.            Investment Officer - Architecture
Steven W. Speer                 Director - Public Markets
Robert J. Spellman, M.D.        Vice President & Chief Medical Director
Steve P. Sperka                 Assistant Actuary
Mark A. Stalsberg               Assistant Director - Agency
Barbara J. Stansberry           Director - New Business
Bonnie L. Steindorf             Director - Department Operations
Karen J. Stevens                Assistant General Counsel & Asst. Secretary
Steven J. Stribling             Associate Actuary
Stephen J. Strommen             Associate Actuary
Theodore H. Strupp              Assistant Director
Daniel J. Suprenant             Director - Group Disability Marketing
Rachel L. Taknint               Assistant General Counsel & Asst. Secretary

Thomas Talajkowski              Assistant Director - Tax
                                  Compliance
William H. Taylor               Assistant Director - Advanced Marketing
Paul B. Tews                    Associate Director - Investment Planning
J. Edward Tippetts              Vice President
Susan M. Tompkins               Director - Agency
Chris J. Torkelson              Assistant Director
Jeannine M. Torkelson           Assistant Director - Marketing
Thomas W. Towers                Associate Director - Public Relations
Linda K. Tredupp                Assistant Director - Information Systems
Chris G. Trost                  Associate Actuary
Mark J. Van Cleave              Assistant Director of Marketing Research
Michael T. Van Grinsven         Assistant Director - Management Development
Mary Beth Van Groll             Vice President - Information Systems
Gloria J. Venski                Assistant Director - Disability Benefits
Scott E. Wallace                Assistant Director - Projects
Hal W. Walter                   Vice President
Robert J. Waltos                Regional Director - Agency
P. Andrew Ware                  Vice President
Mary L. Wehrle-Schnell          Associate Director - Information Systems
Daniel T. Weidner               Assistant Director - Information Systems
Ronald J. Weir                  Associate Director - Information Systems
Karen J. Weiss                  Senior Actuary
Kenneth R. Wentland             Assistant Director of Policyowner Services -
                                  East
Sandra D. Wesley                Assistant Director of Special Projects
Anna C. Westfall                Financial Officer
Charles D. Whittier             Assistant Director - Disability Income
                                  Marketing
Catherine A. Wilbert            Assistant General Counsel & Secretary
David L. Wild                   Director - Corporate Services
Jeffrey B. Williams             Risk Manager
John K. Wilson                  Assistant Director - Personal Markets
Penelope A. Woodcock            Associate Director - Benefit Systems
Richard W. Woody                Assistant Director - Agency
Stanford A. Wynn                Assistant Director - Advanced Marketing
Catherine M. Young              Assistant General Counsel & Secretary
Michael L. Youngman             Vice President - Legislative Representative
James A. Youngquist             Associate Actuary
Richard S. Zakrzewski           Associate Research Officer
John Zao                        Assistant Director - Information Systems
Diana M. Zawada                 Assistant Director
Rick T. Zehner                  Director - Corporate Planning
Patricia A. Zimmermann          Investment Officer - Real Estate Systems
Ray Zimmermann                  Director - LINK Information Network
Philip R. Zwieg                 Director - Technical Support
Robert E. Zysk                  Director - Tax Compliance

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life"), as of December 31, 1997, are set forth on pages C-12 and C-13. In addition to the subsidiaries set forth on pages C-12 and C-13, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual Life:

     1.   NML Variable Annuity Account A
     2.   NML Variable Annuity Account B
     3.   NML Variable Annuity Account C
     4.   Northwestern Mutual Variable Life Account

     Northwestern Mutual Series Fund, Inc. (the "Fund"), shown on page C-12 as a subsidiary of Northwestern Mutual Life, is an investment company, registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified above; and the shares of the Fund held in connection with certain of the accounts are voted by Northwestern Mutual Life in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                           NML CORPORATE STRUCTURE CHART*

The Northwestern Mutual Life Insurance Company
General Account
NML Variable Annuity Account A
NML Variable Annuity Account B
NML Variable Annuity Account C
NML Group Annuity Separate Account
NML Variable Life Account
Eiger Corporation - 100%
Northwestern Mutual Life Foundation, Inc. - 100%
NML Corporation - 100%
Northwestern Long Term Care Insurance Company - 100%
Saskatoon Centre, Limited (inactive) - 100%
Northwestern Mutual Series Fund, Inc. (and its 9 portfolios) - 100%
Mason Street Funds, Inc. (and its 9 funds) - 92.56%
MGIC Investment Corporation - 18.3%. MGIC holds 100% of the voting stock of the following: Mortgage Guaranty Reinsurance Corporation, MGIC, MGIC
  Reinsurance Corporation, MGIC Mortgage Insurance Corporation, and various subsidiaries.
Baird Financial Corporation - 92%. Baird Financial Corporation holds 100% of the voting stock of Robert W. Baird & Co., Incorporated and various subsidiaries.
Northwestern Mutual Investment Services, Inc. - 100%
The Grand Avenue Corporation - 98.54%
Marina Pacific, Ltd. - 100%
NW Pipeline, Inc. - 100%
NML - Bellevue Corporation - 100%
Solar Resources, Inc. - 100%
NH Corporation (inactive) - 100%
Rocket Sports, Inc. (inactive) - 100%
Summit Sports, Inc. - 100%
Greenway Sports, Inc. - 100%
Painted Rock Development Corporation - 100%
NML Development Corporation - 100%
Stadium and Arena Management, Inc. - 100%
RE Corporation - 100%
Carlisle Ventures, Inc. - 100%
INV Corp. - 100%
Buffalo Promotions, Inc. - 100%
Park Forest Northeast, Inc. - 100%
NW Greenway #1 (inactive) - 100%
NW Greenway #9 - 100%
Travers International Sales, Inc. - 100%
Highbrook International Sales, Inc. - 100%
Elderwood International Sales, Inc. - 100%
Mallon International Sales, Inc. - 100%
Higgins, Inc. - 100%
                                                                        12-31-97


* Except for MGIC Investment Corporation and its subsidiaries, includes all NML mutual funds and other corporations of which 50% or more voting power controlled by NML.

                        NML CORPORATE STRUCTURE, CONTINUED*

Hobby, Inc. - 100%
Logan, Inc. - 100%
Baraboo, Inc. - 100%
Mitchell, Inc. - 100%
Elizabeth International Sales, Inc. - 100%
Sean International Sales, Inc. - 100%
Alexandra International Sales, Inc. - 100%
Brian International Sales, Inc. - 100%
Jack International Sales, Inc. - 100%
Brendan International Sales, Inc. - 100%
Justin International FSC, Inc. - 100%
Cass Corporation - 100%
Mason & Marshall, Inc. - 100%
North Van Buren, Inc. - 100%
Northwestern Mutual Life International, Inc. - 100%
White Oaks, Inc. - 100%
Burgundy, Inc. - 100%
Hazel, Inc. - 100%
Maroon, Inc. - 100%
Coral, Inc. - 100%
Russet, Inc. - 100%
Amber, Inc. - 100%
Larkin, Inc. - 100%
Northwestern Mutual Las Vegas, Inc. - 100%
Olive, Inc. - 100%
Lydell, Inc. - 100%
Bayridge, Inc. - 100%
Bradford, Inc. - 100%
Klode, Inc. - 100%
Chateau, Inc. - 100%
Diversey, Inc. - 100%
Lake Bluff, Inc. - 100%
Nicolet, Inc. - 100%
Tupelo, Inc. - 100%
Real Estate Holdings, Inc. - 100%
Northwestern Investment Management Company - 100%





                                                                        12-31-97



* Except for MGIC Investment Corporation and its subsidiaries, includes all NML mutual funds and other corporations of which 50% or more voting power controlled by NML.

Item 27. NUMBER OF CONTRACT OWNERS

     As of March 31, 1998, 208,340 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 169,069 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 39,271 such contracts were not so issued.

Item 28. INDEMNIFICATION

     That portion of the By-laws of Northwestern Mutual Life relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual Life, amended by resolution and previously filed as an exhibit to the Registration Statement.

Item 29. PRINCIPAL UNDERWRITERS

     (a) Northwestern Mutual Investment Services, Inc. ("NMIS"), the co-depositor of the Registrant, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for Northwestern Mutual Variable Life Account, a separate investment account of Northwestern Mutual Life registered under the Investment Company Act of 1940 as a unit investment trust. In addition NMIS is the investment adviser for Northwestern Mutual Series Fund, Inc.

     (b)  The directors and officers of NMIS are as follows:

     NAME                               POSITION
     ----                               --------

Maria J. Avila                Assistant Treasurer
Deborah A. Beck               Vice President, Variable Life Administration
William H. Beckley            Executive Vice President, Sales
Peter W. Bruce                Director
Robert E. Carlson             Director
Thomas A. Carroll             Vice President - Common Stocks
Walter J. Chossek             Treasurer
Barbara E. Courtney           Assistant Treasurer
Jefferson V. De Angelis       Vice President - Fixed Income Securities
Mark G. Doll                  Executive Vice President, Investment Advisory
                              Services
James R. Eben                 Assistant Secretary
James W. Gillespie            Vice President, Variable Life Marketing
Richard L. Hall               President and CEO
Beatrice C. Kmiec             Assistant Vice President, Variable Life
                              Administration
Merrill C. Lundberg           Secretary
Meridee J. Maynard            Vice President, Variable Annuity Administration
                              and Marketing
Donald Parker                 Assistant Director, Equity Compliance, NMIS Office
                              of Supervisory Jurisdiction
Larry R. Roscoe               Vice President and Chief Compliance Officer
Ignatius L. Smetek            Vice President - Common Stocks
Leonard F. Stecklein          Vice President, Sales Support
Steven P. Swanson             Vice President

Carla A. Thoke                Director, Equity Compliance, NMIS Office of
                                  Supervisory Jurisdiction
Julie Van Cleave              Vice President - Common Stocks
Patricia L. Van Kampen        Vice President - Common Stocks
William R. Walker             Vice President
Edward J. Zore                Director
Robert J. Ziegler             Assistant Treasurer

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

     (c) During 1997 life insurance agents of Northwestern Mutual Life who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $18,875,691 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant. NMIS received compensation for its investment advisory services from Northwestern Mutual Series Fund, Inc., the investment company in which assets of the Registrant are invested.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual Life at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. MANAGEMENT SERVICES

     There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. UNDERTAKINGS

     (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES

Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the "no-action letter"). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)-(4) thereof have been complied with.

                                     SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, certifies that it meets all the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 28th day of April, 1998.

                                             NML VARIABLE ANNUITY ACCOUNT B
                                             (Registrant)

                                             By   THE NORTHWESTERN MUTUAL LIFE
                                                  INSURANCE COMPANY
                                                  (Depositor)

Attest:   JOHN M. BREMER                     By:  JAMES D. ERICSON
          -----------------------------           ----------------------------
          John M. Bremer                          James D. Ericson, President
          Executive Vice President,               and Chief Executive Officer
          General Counsel and Secretary
                                             By   NORTHWESTERN MUTUAL
                                                  INVESTMENT SERVICES, INC.
                                                  (Depositor)

Attest:   MERRILL C. LUNDBERG                By:  RICHARD L. HALL
          -----------------------------           ----------------------------
          Merrill C. Lundberg, Secretary          Richard L. Hall
                                                  President and CEO

     As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the depositors on the 28th day of April, 1998.

                                             THE NORTHWESTERN MUTUAL LIFE
                                             INSURANCE COMPANY
                                             (Depositor)

Attest:   JOHN M. BREMER                     By:  JAMES D. ERICSON
          -----------------------------           ----------------------------
          John M. Bremer                          James D. Ericson
          Executive Vice President,               President and Chief
          General Counsel and Secretary           Executive Officer

                                             NORTHWESTERN MUTUAL INVESTMENT
                                             SERVICES, INC.
                                             (Depositor)

Attest:   MERRILL C. LUNDBERG                By:  RICHARD L. HALL
          -----------------------------           ----------------------------
          Merrill C. Lundberg, Secretary          Richard L. Hall
                                                  President and CEO

     As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:

Signature                               Title

                              Trustee, President and
JAMES D. ERICSON              Principal Executive and       Dated April
-------------------------     Financial Officer             28, 1998
James D. Ericson

GARY E. LONG                  Vice President, Controller
-------------------------     and Principal Accounting
Gary E. Long                  Officer

HAROLD B. SMITH*              Trustee
-------------------------
Harold B. Smith


J. THOMAS LEWIS*              Trustee
-------------------------
J. Thomas Lewis


PATRICIA ALBJERG GRAHAM*      Trustee
-------------------------
Patricia Albjerg Graham


DONALD J. SCHUENKE*           Trustee
-------------------------
Donald J. Schuenke


R. QUINTUS ANDERSON*          Trustee
-------------------------
R. Quintus Anderson


STEPHEN F. KELLER*            Trustee                            Dated
-------------------------                                   April 28, 1998
Stephen F. Keller

PIERRE S. du PONT*            Trustee
-------------------------
Pierre S. du Pont


J. E. GALLEGOS*               Trustee
-------------------------
J. E. Gallegos


KATHRYN D. WRISTON*           Trustee
-------------------------
Kathryn D. Wriston


BARRY L. WILLIAMS*            Trustee
-------------------------
Barry L. Williams


GORDON T. BEAHAM III*         Trustee
-------------------------
Gordon T. Beaham III


DANIEL F. McKEITHAN, JR.*     Trustee
-------------------------
Daniel F. McKeithan, Jr.

ROBERT E. CARLSON*            Trustee
-------------------------
Robert E. Carlson


EDWARD E. BARR*               Trustee
-------------------------
Edward E. Barr


ROBERT C. BUCHANAN*           Trustee
-------------------------
Robert C. Buchanan


SHERWOOD H. SMITH, JR.*       Trustee
-------------------------
Sherwood H. Smith, Jr.


H. MASON SIZEMORE*            Trustee                            Dated
-------------------------                                   April 28, 1998
H. Mason Sizemore, Jr.

JOHN J. STOLLENWERK*          Trustee
-------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*          Trustee
-------------------------
George A. Dickerman


GUY A. OSBORN*                Trustee
-------------------------
Guy A. Osborn


JOHN E. STEURI*               Trustee
-------------------------
John E. Steuri


STEPHEN N. GRAFF*             Trustee
-------------------------
Stephen N. Graff


BARBARA A. KING*              Trustee
-------------------------
Barbara A. King


TIMOTHY D. PROCTOR*           Trustee
-------------------------
Timothy D. Proctor


*By: JAMES D. ERICSON
     -------------------------
     James D. Ericson, Attorney in Fact pursuant
     to the Power of Attorney attached hereto

                                 POWER OF ATTORNEY


     The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint James D. Ericson and Robert E. Carlson, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 1997 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 23rd day of July, 1997.



                              R. QUINTUS ANDERSON                        Trustee
                              -------------------------------------------
                              R. Quintus Anderson



                              EDWARD E. BARR                             Trustee
                              -------------------------------------------
                              Edward E. Barr



                              GORDON T. BEAHAM III                       Trustee
                              -------------------------------------------
                              Gordon T. Beaham III



                              ROBERT C. BUCHANAN                         Trustee
                              -------------------------------------------
                              Robert C. Buchanan



                              ROBERT E. CARLSON                          Trustee
                              -------------------------------------------
                              Robert E. Carlson



                              GEORGE A. DICKERMAN                        Trustee
                              -------------------------------------------
                              George A. Dickerman

                              PIERRE S. du PONT                          Trustee
                              -------------------------------------------
                              Pierre S. du Pont



                              JAMES D. ERICSON                           Trustee
                              -------------------------------------------
                              James D. Ericson



                              J. E. GALLEGOS                             Trustee
                              -------------------------------------------
                              J. E. Gallegos



                              STEPHEN N. GRAFF                           Trustee
                              -------------------------------------------
                              Stephen N. Graff



                              PATRICIA ALBJERG GRAHAM                    Trustee
                              -------------------------------------------
                              Patricia Albjerg Graham



                              STEPHEN F. KELLER                          Trustee
                              -------------------------------------------
                              Stephen F. Keller



                              BARBARA A. KING                            Trustee
                              -------------------------------------------
                              Barbara A. King



                              J. THOMAS LEWIS                            Trustee
                              -------------------------------------------
                              J. Thomas Lewis



                              DANIEL F. McKEITHAN, JR.                   Trustee
                              -------------------------------------------
                              Daniel F. McKeithan, Jr.



                              GUY A. OSBORN                              Trustee
                              -------------------------------------------
                              Guy A. Osborn

                              TIMOTHY D. PROCTOR                         Trustee
                              -------------------------------------------
                              Timothy D. Proctor



                              DONALD J. SCHUENKE                         Trustee
                              -------------------------------------------
                              Donald J. Schuenke



                              H. MASON SIZEMORE, JR.                     Trustee
                              -------------------------------------------
                              H. Mason Sizemore, Jr.



                              HAROLD B. SMITH                            Trustee
                              -------------------------------------------
                              Harold B. Smith



                              SHERWOOD H. SMITH, JR.                     Trustee
                              -------------------------------------------
                              Sherwood H. Smith, Jr.



                              JOHN E. STEURI                             Trustee
                              -------------------------------------------
                              John E. Steuri



                              JOHN J. STOLLENWERK                        Trustee
                              -------------------------------------------
                              John J. Stollenwerk



                              BARRY L. WILLIAMS                          Trustee
                              -------------------------------------------
                              Barry L. Williams



                              KATHRYN D. WRISTON                         Trustee
                              -------------------------------------------
                              Kathryn D. Wriston

                                   EXHIBIT INDEX
                            EXHIBITS FILED WITH FORM N-4
                         POST-EFFECTIVE AMENDMENT NO. 56 TO
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                        FOR
                           NML VARIABLE ANNUITY ACCOUNT B


Exhibit Number                Exhibit Name
--------------                ------------

Exhibit B(11)                 Consent of Price Waterhouse LLP.


     The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-36865, CIK 0000742277, dated October 1, 1997, and is incorporated herein by reference.

Exhibit A(6)(c)               Amendments to By-laws of The Northwestern Mutual
                              Life Insurance Company dated July 23, 1997.

     The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-36865, CIK 0000742277, dated February 27, 1998, and is incorporated herein by reference.

Exhibit A(6)(c)(1)            Amendment to By-laws of The Northwestern Mutual
                              Life Insurance Company dated January 28, 1998.